(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Floating Rate High Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity® Adv Floating Rate High Income - CL A	0.90%	5.96%
Fidelity Adv Floating Rate High Income - CL A (incl. 3.75% sales charge)	-2.89%	1.99%
CSFB Leveraged Loan Plus	0.44%	2.02%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Credit Suisse First Boston (CSFB) Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. This benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charge.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity Adv Floating Rate High Income - CL A	0.90%	2.66%
Fidelity Adv Floating Rate High Income - CL A (incl. 3.75% sales charge)	-2.89%	0.89%
CSFB Leveraged Loan Plus	0.44%	0.91%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class A
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Floating Rate High Income Fund - Class A on August 16, 2000, when the fund started, and the current 3.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the CSFB Leveraged Loan Plus Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Total Return Components

	Years ended October 31,		August 16, 2000 (commencement of operations) to October 31,
	2002	2001	2000
Dividend returns	3.48%	6.50%	1.50%
Capital returns	-2.58%	-2.42%	-0.60%
Total returns	0.90%	4.08%	0.90%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	2.57¢	15.94¢	33.90¢
Annualized dividend rate	3.19%	3.30%	3.51%
30-day annualized yield	4.12%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.47 over the past one month, $9.58 over the past six months and $9.67 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A' s current 3.75% sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 4.01%.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual total returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity Adv Floating Rate High Income - CL T	0.80%	5.65%
Fidelity Adv Floating Rate High Income - CL T (incl. 2.75% sales charge)	-1.97%	2.74%
CSFB Leveraged Loan Plus	0.44%	2.02%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Credit Suisse First Boston Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. This benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charge.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity Adv Floating Rate High Income - CL T	0.80%	2.52%
Fidelity Adv Floating Rate High Income - CL T (incl. 2.75% sales charge)	-1.97%	1.23%
CSFB Leveraged Loan Plus	0.44%	0.91%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Floating Rate High Income Fund - Class T on August 16, 2000, when the fund started, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the CSFB Leveraged Loan Plus Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Total Return Components

	Years ended October 31,		August 16, 2000 (commencement of operations) to October 31,
	2002	2001	2000
Dividend returns	3.38%	6.42%	1.48%
Capital returns	-2.58%	-2.52%	-0.60%
Total returns	0.80%	3.90%	0.88%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	2.43¢	15.48¢	32.98¢
Annualized dividend rate	3.02%	3.21%	3.41%
30-day annualized yield	4.01%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.47 over the past one month, $9.58 over the past six months and $9.66 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 2.75% sales charge.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 3.5% and 2.5%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity Adv Floating Rate High Income - CL B	0.35%	4.60%
Fidelity Adv Floating Rate High Income - CL B (incl. contingent deferred sales charge)	-3.06%	2.24%
CSFB Leveraged Loan Plus	0.44%	2.02%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Credit Suisse First Boston Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. This benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charge.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity Adv Floating Rate High Income - CL B	0.35%	2.06%
Fidelity Adv Floating Rate High Income - CL B (incl. contingent deferred sales charge)	-3.06%	1.01%
CSFB Leveraged Loan Plus	0.44%	0.91%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class B
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Floating Rate High Income Fund - Class B on August 16, 2000, when the fund started, including the applicable contingent deferred sales charge. The chart shows how the value of your investment would have grown, and also shows how the CSFB Leveraged Loan Plus Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Total Return Components

	Years ended October 31,		August 16, 2000 (commencement of operations) to October 31,
	2002	2001	2000
Dividend returns	2.93%	5.93%	1.39%
Capital returns	-2.58%	-2.51%	-0.60%
Total returns	0.35%	3.42%	0.79%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	2.07¢	13.31¢	28.62¢
Annualized dividend rate	2.58%	2.76%	2.96%
30-day annualized yield	3.68%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.46 over the past one month, $9.58 over the past six months and $9.66 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity Adv Floating Rate High Income - CL C	0.26%	4.48%
Fidelity Adv Floating Rate High Income - CL C (incl. contingent deferred sales charge)	-0.71%	4.48%
CSFB Leveraged Loan Plus	0.44%	2.02%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case one year or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Credit Suisse First Boston Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. This benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charge.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity Adv Floating Rate High Income - CL C	0.26%	2.00%
Fidelity Adv Floating Rate High Income - CL C (incl. contingent deferred sales charge)	-0.71%	2.00%
CSFB Leveraged Loan Plus	0.44%	0.91%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Floating Rate High Income Fund - Class C on August 16, 2000, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the CSFB Leveraged Loan Plus Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Total Return Components

	Years ended October 31,		August 16, 2000 (commencement of operations) to October 31,
	2002	2001	2000
Dividend returns	2.84%	5.83%	1.36%
Capital returns	-2.58%	-2.41%	-0.60%
Total returns	0.26%	3.42%	0.76%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended October 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	2.00¢	12.91¢	27.80¢
Annualized dividend rate	2.49%	2.67%	2.88%
30-day annualized yield	3.59%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.47 over the past one month, $9.58 over the past six months and $9.67 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

The leveraged loan market started strong in the first half of 2002, driven by favorable supply and demand. By summer, however, it succumbed to a market of widening credit spreads and lower base levels for LIBOR rates. The CSFB Leveraged Loan Index Plus, a broad measure of this market, gained 0.44% for the year ending October 31, 2002. The loan market began the year with heavy cash positions due to the fall-off in new loan issuance after September 11, 2001. Supply was further constrained in early 2002 as companies took advantage of historically low interest rates and refinanced bank debt with high-yield bonds. By June, this technical imbalance led to four-year lows on new-issue loan spreads and a 52 basis point (bps) tightening on loans already trading in the market. Coincident with this technical trend, however, were growing corporate governance concerns highlighted by the WorldCom and Adelphia bankruptcy filings. Adelphia represented 2.5% of the index and its troubles led to a general widening of loan credit risk premiums. By October, secondary loan spreads widened to 375 bps. Upheaval in the capital markets caused companies to focus on improving their credit quality by deleveraging their balance sheets through debt repayments and debt-for-equity swaps.

(Portfolio Manager photograph)
An interview with Christine McConnell, Portfolio Manager of Fidelity Advisor Floating Rate High Income Fund

Q. Christine, how did the fund perform?

A. For the 12 months that ended October 31, 2002, the fund's Class A, Class T, Class B and Class C shares provided total returns of 0.90%, 0.80%, 0.35% and 0.26%, respectively. The fund's benchmark, the CSFB Leveraged Loan Index Plus, returned 0.44%.

Q. What helped fund performance during the period?

A. The fund benefited from an overweighted position in higher-quality companies as well as a significant cash position. Our overweightings in gaming, forest products and energy companies, as well as our underweightings in the cable TV and telecommunication sectors, were beneficial for the fund's total performance. Security selection in the financial and telecom sectors helped returns in those beleaguered industries.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What detracted from performance?

A. Early underweightings in the chemical and transportation sectors hurt the fund's performance as these sectors proved to be more resilient than anticipated in the face of an economic slowdown. An overweighting in the wireless communication tower sector also detracted from performance. Missed rallies in some distressed/bankrupt names hurt the fund's performance relative to the index.

Q. How was the fund positioned during the past 12 months?

A. Given the high degree of economic uncertainty present in the market over the past 12 months, I sought to expand diversification to become more reflective of general market performance and less dependent on the specific performance of any company or industry, particularly cable and telecom. The number of companies represented in the fund increased from 109 to 152. The fund diversified into smaller capitalization names to reduce exposure to companies with external financing needs. Given the prospects of a low-growth, low-inflationary environment, the fund was positioned in sectors that had strong current free cash flow generation - including some health care and service companies - or cyclicals that had access to liquidity and where bank debt leverage was at less than five times trough cash flow. When possible, the fund added exposure to companies that served to benefit from global turmoil, such as energy, defense and basic materials. I also added companies with pricing opportunities or protections, including hospitals, health care, utilities, and raw materials. Overweightings versus the index included paper, utilities broadcasters and leisure. Key underweightings included auto-parts manufacturers, telecom, technology and environmental services.

Q. What's your outlook?

A. It appears that the consumer is finally rolling over. Retail sales have disappointed, employment levels are lower than anticipated and aggressive financial incentives are no longer effectively stimulating consumer purchase decisions. Manufacturing and capital spending remain in the doldrums. The recent rate cut was well received by the capital markets and opened the window for new financings, but the rates required by new bank deals are higher than those required earlier this year. The government has indicated a willingness to become more aggressive on the economic front through increased spending and reduced taxes. However, corporate governance, terrorism and the threat of war with Iraq continue to represent an oppressive market overhang. That being said, new issue loan spreads are wider than levels experienced after the Russian debt crisis and, as reported by the fixed-income and high-yield bond markets, credit spread premiums are at all time highs. This is true for the leveraged-loan market as well.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fund Facts

Goal: seeks a high level of current income

Start date: August 16, 2000

Size: as of October 31, 2002, more than $501 million

Manager: Christine McConnell, since inception; joined Fidelity in 1987

3

Christine McConnell on whether the time is right to add credit risk:

"Given my outlook, it appears prudent to add credit risk at this time. There's been a substantial tiering within the leveraged-loan universe with some bank debt trading in the mid 80s to low 90s based on total return expectations, including potential price appreciation, whereas other bank debt is trading closer to par based on scarcity value and its LIBOR spread. Most recently, the top performing loans have come from stressed names that have found price support levels and are expected to pay a coupon while the balance sheet or regulatory issues resolve themselves. I would expect that to continue to be the case for a while. Many bellwether names have already been repriced to match the wider spreads being offered on new loan issues and should hold their value for a while. Additionally, bank debt trading below par will benefit as companies once again take advantage of the improved health of the high-yield bond market to refinance bank debt at par with new bond offers. Corporate leverage is high and balance sheets need to reduce debt. In the case of bank debt, it doesn't matter whether deleveraging events come from asset sales, debt for equity swaps or outright equity sales. All enhance the credit posture of the company and the value of the bank claims."

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Southern California Edison Co.	2.5	1.8
Charter Communication Operating LLC	2.3	3.7
Triad Hospitals, Inc.	2.2	1.8
Owens Group, Inc./Owens-Brockway Glass Container, Inc.	1.8	0.0
Suiza Foods Corp.	1.7	1.6
	10.5
Top Five Market Sectors as of October 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	8.1	9.9
Healthcare	7.9	5.9
Cable TV	4.9	8.9
Food/Beverage/Tobacco	4.7	4.4
Paper	4.2	7.3
Quality Diversification (% of fund's net assets)
As of October 31, 2002	As of April 30, 2002
AAA, AA, A 0.4	AAA, AA, A 0.6
BBB 4.2	BBB 3.0
BB 47.1	BB 38.1
B 21.4	B 18.8
CCC, CC, C 1.4	CCC, CC, C 1.4
Not Rated 7.5	Not Rated 21.0
Short-Term Investments and Net Other Assets 18.0	Short-Term Investments and Net Other Assets 17.1

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2002*		As of April 30, 2002**
	Floating Rate Loans 77.3%		Floating Rate Loans 74.0%
	Nonconvertible Bonds 4.5%		Nonconvertible Bonds 8.6%
	Other Investments 0.2%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 18.0%		Short-Term Investments and Net Other Assets 17.1%
* Foreign investments	3.6%	** Foreign investments	3.2%

Annual Report

Investments October 31, 2002

Showing Percentage of Net Assets

Floating Rate Loans (g) - 77.3%
	Principal Amount	Value (Note 1)
Automotive - 1.1%
Lear Corp. term loan 3.33% 5/4/04 (f)	$ 1,000,000	$ 993,750
SPX Corp.:
Tranche B term loan 4.0625% 9/30/09 (f)	1,645,875	1,621,187
Tranche C term loan 4.3125% 3/31/10 (f)	2,743,125	2,701,978
		5,316,915
Broadcasting - 3.9%
Citadel Broadcasting Co. Tranche B term loan 4.54% 4/3/09 (f)	7,000,000	7,017,500
Cumulus Media, Inc. Tranche B term loan 4.8125% 12/31/08 (f)	2,000,000	2,010,000
Emmis Communications Corp. Tranche C term loan 4.375% 8/31/09 (f)	2,539,435	2,545,784
Granite Broadcasting Corp. Tranche A term loan 6.5% 4/30/04 (f)	1,166,667	1,120,000
Gray Communications System, Inc. term loan 4.8% 12/31/10 (f)	1,400,000	1,405,250
Paxson Communications Corp. Tranche B term loan 5.4037% 6/30/06 (f)	1,472,532	1,435,718
Sinclair Broadcast Group, Inc. term loan 4.125% 12/31/09 (f)	4,100,000	4,100,000
		19,634,252
Building Materials - 0.4%
Mueller Group, Inc. Tranche E term loan 4.5355% 5/31/08 (f)	1,995,000	1,975,050
Cable TV - 4.9%
Adelphia Communications Corp. Tranche B term loan 5.0613% 6/25/04 (f)	2,000,000	1,997,500
Century Cable Holdings LLC Tranche B term loan 6.75% 12/31/09 (c)(f)	6,750,000	4,522,500
Charter Communication Operating LLC:
term loan 4.56% 9/18/08 (f)	4,477,500	3,559,613
Tranche B term loan 4.58% 3/18/08 (f)	10,437,513	8,350,010
Insight Midwest Holdings LLC Tranche B term loan 4.5625% 12/31/09 (f)	2,000,000	1,860,000
PanAmSat Corp. Tranche B term loan 5.3% 12/31/08 (f)	2,000,000	1,900,000
Pegasus Media & Communications, Inc. Tranche B term loan 5.3125% 4/30/05 (f)	2,917,727	2,421,714
		24,611,337
Capital Goods - 2.9%
Dresser, Inc. Tranche B term loan 5.27% 4/10/09 (f)	3,552,640	3,570,403
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Capital Goods - continued
Flowserve Corp. Tranche C term loan 4.7066% 6/30/09 (f)	$ 2,392,810	$ 2,344,954
Terex Corp. term loan 3.8698% 6/24/09 (f)	2,992,500	2,797,988
Tyco International Group SA term loan 4.975% 2/6/03 (f)	5,000,000	4,800,000
United Defense Industries, Inc. Tranche B term loan 4.3% 8/13/09 (f)	1,239,978	1,238,428
		14,751,773
Chemicals - 3.5%
Berry Plastics Corp. term loan 4.8% 6/30/10 (f)	997,500	998,747
Compass Minerals Group, Inc. Tranche B term loan 4.6251% 11/28/09 (f)	596,626	596,626
CP Kelco:
Tranche B term loan 5.7981% 3/31/08 (f)	430,702	398,399
Tranche C term loan 6.0481% 9/30/08 (f)	144,191	133,377
Equistar Chemicals LP/Equistar Funding Corp. term loan 5.28% 8/24/07 (f)	990,000	985,050
Geo Specialty Chemicals, Inc. Tranche B term loan 7% 12/31/07 (f)	1,160,321	1,090,702
Georgia Gulf Corp. Tranche C term loan 4.9162% 5/12/09 (f)	1,878,000	1,878,000
Huntsman Co. LLC:
Tranche A term loan 6.2992% 3/31/07 (f)	202,760	156,125
Tranche B term loan 7.875% 3/31/07 (f)	97,240	74,875
Huntsman ICI Chemicals LLC:
Tranche B term loan 5.8414% 6/30/07 (f)	1,172,531	1,137,355
Tranche C term loan 6.125% 6/30/08 (f)	1,172,531	1,137,355
JohnsonDiversey, Inc. Tranche B term loan 5.3238% 11/3/09 (f)	1,000,000	1,000,000
Messer Griesheim Holding AG:
Tranche B2 term loan 4.58% 4/28/09 (f)	701,626	705,134
Tranche C2 term loan 5.08% 4/28/10 (f)	1,298,374	1,304,866
Millennium America, Inc. term loan 4.8442% 6/18/06 (f)	1,382,500	1,382,500
PMD Group, Inc. Tranche B term loan 5.3512% 9/30/08 (f)	2,842,965	2,842,965
The Scotts Co. Tranche B term loan 4.7007% 12/31/07 (f)	1,739,904	1,746,429
		17,568,505
Consumer Products - 2.1%
Armkel LLC Tranche B term loan 4.8125% 3/28/09 (f)	990,000	994,950
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Consumer Products - continued
Church & Dwight, Inc. Tranche B term loan 4.3% 9/30/07 (f)	$ 1,995,000	$ 2,004,975
Playtex Products, Inc. Tranche C term loan 4.0558% 5/31/09 (f)	2,985,000	2,962,613
Revlon Consumer Products Corp. term loan 8.5% 5/30/05 (f)	1,000,000	920,000
Sealy Mattress Co.:
Tranche B term loan 3.875% 12/15/04 (f)	1,501,945	1,396,809
Tranche C term loan 4.125% 12/15/05 (f)	1,083,269	1,007,441
Tranche D term loan 4.375% 12/15/06 (f)	1,384,826	1,287,888
		10,574,676
Containers - 3.3%
Ball Corp. Tranche B term loan 3.75% 3/10/06 (f)	979,644	979,644
Owens Group, Inc./Owens-Brockway Glass Container, Inc. term loan 3.83% 3/31/04 (f)	9,117,063	8,957,515
Owens-Illinois, Inc. term loan 4.34% 3/31/04 (f)	358,067	353,591
Packaging Corp. of America Tranche B term loan 3.79% 6/29/07 (f)	1,975,387	1,975,387
Silgan Holdings, Inc. Tranche B term loan 3.85% 11/30/08 (f)	4,000,000	3,995,000
U.S. Can Corp. Tranche B term loan 6.05% 10/4/08 (f)	181,158	153,984
		16,415,121
Diversified Financial Services - 2.1%
Crown Castle Operating Co. Tranche B term loan 4.67% 3/15/08 (f)	1,500,000	1,312,500
Marina District Finance Co., Inc. Tranche B term loan 5.7888% 12/13/07 (f)	3,000,000	2,977,500
Olympus Cable Holdings LLC Tranche B term loan 6.75% 9/30/10 (f)	7,000,000	5,250,000
United Rentals, Inc. term loan 4.9544% 10/7/07 (f)	985,000	945,600
		10,485,600
Diversified Media - 2.7%
Lamar Media Corp.:
Tranche B term loan 4.125% 8/1/06 (f)	2,468,750	2,462,578
Tranche C term loan 4.375% 2/1/07 (f)	4,000,000	4,000,000
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Diversified Media - continued
Metro-Goldwyn-Mayer Studios, Inc. Tranche B term loan 4.8% 6/30/08 (f)	$ 3,000,000	$ 2,955,000
Regal Cinemas, Inc. Tranche C term loan 4.5625% 12/31/07 (f)	3,900,000	3,909,750
		13,327,328
Electric Utilities - 3.1%
AES Corp. term loan 5.225% 9/24/03 (f)	4,100,000	2,706,000
Michigan Electric Transmission Co. LLC term loan 4.4111% 5/1/07 (f)	349,125	347,816
Southern California Edison Co.:
Tranche A term loan 4.3125% 3/1/03 (f)	2,000,000	1,990,000
Tranche B term loan 4.8125% 3/1/05 (f)	10,500,000	10,421,242
		15,465,058
Energy - 2.5%
Consumers Energy Co. term loan 6.3204% 7/11/04 (f)	2,000,000	1,930,000
PG&E Gas Transmission Northwest Corp. term loan 8% 7/31/03 (f)	3,000,000	2,820,000
PMC (Nova Scotia) Co. term loan 4.06% 5/5/06 (f)	2,970,000	2,966,288
Pride Offshore, Inc. term loan 4.2526% 6/20/07 (f)	1,194,000	1,196,985
Tesoro Petroleum Corp. Tranche B term loan 7.5% 12/31/07 (f)	993,898	849,783
Western Resources, Inc. term loan 4.8% 6/6/05 (f)	3,000,000	2,857,500
		12,620,556
Environmental - 1.1%
Allied Waste North America, Inc.:
Tranche B term loan 4.5976% 7/21/06 (f)	2,208,682	2,142,422
Tranche C term loan 4.855% 7/21/07 (f)	2,650,419	2,570,907
Stericycle, Inc. Tranche B term loan 4.3017% 9/5/07 (f)	629,877	631,452
		5,344,781
Food and Drug Retail - 1.6%
Duane Reade, Inc. Tranche B term loan 4.3798% 2/15/07 (f)	1,594,825	1,590,838
Rite Aid Corp. Tranche A term loan 5.5666% 6/27/05 (f)	2,911,382	2,794,927
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Food and Drug Retail - continued
Shoppers Drug Mart Corp. Tranche F term loan 3.8542% 2/4/09 (f)	$ 2,858,824	$ 2,855,250
Winn-Dixie Stores, Inc. Tranche B term loan 4.625% 3/28/07 (f)	1,000,000	1,003,750
		8,244,765
Food/Beverage/Tobacco - 4.7%
Commonwealth Brands, Inc. term loan 5.875% 8/28/07 (f)	2,416,667	2,407,604
Cott Corp. term loan 4.8% 12/31/06 (f)	1,759,363	1,763,761
Del Monte Corp. term loan 4.5625% 3/31/08 (f)	6,976,356	6,976,356
Interstate Bakeries Corp. Tranche C term loan 3.8269% 7/19/07 (f)	997,500	997,500
National Dairy Holdings LP Tranche B term loan 4.0601% 4/30/09 (f)	2,761,125	2,761,125
Suiza Foods Corp. Tranche B term loan 4.05% 7/15/08 (f)	8,758,895	8,726,049
		23,632,395
Gaming - 2.7%
Alliance Gaming Corp. Tranche B term loan 5.36% 12/31/06 (f)	3,980,000	3,989,950
Ameristar Casinos, Inc. Tranche B term loan 4.5625% 12/20/06 (f)	2,684,253	2,690,964
Argosy Gaming Co. Tranche B term loan 4.55% 7/31/08 (f)	2,668,724	2,668,724
Boyd Gaming Corp. term loan 3.8356% 6/24/08 (f)	1,496,250	1,496,250
Venetian Casino Resort LLC Tranche B term loan 4.8% 6/4/08 (f)	2,693,250	2,696,617
		13,542,505
Healthcare - 7.9%
Alliance Imaging, Inc. Tranche C term loan 4.2737% 6/10/08 (f)	903,232	902,103
Alpharma, Inc. Tranche B term loan 5.05% 7/31/08 (f)	826,938	769,053
Apria Healthcare Group, Inc. Tranche B term loan 3.8057% 7/20/07 (f)	1,982,481	1,977,525
Community Health Systems, Inc. term loan 4.32% 7/16/10 (f)	4,100,000	4,079,500
Concentra Operating Corp.:
Tranche B term loan 5.7552% 6/30/06 (f)	659,847	649,949
Tranche C term loan 6.0052% 6/30/07 (f)	329,923	324,974
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Healthcare - continued
DaVita, Inc. Tranche B term loan 4.8805% 3/31/09 (f)	$ 4,964,412	$ 4,964,412
Express Scripts, Inc. Tranche B term loan 3.841% 3/31/07 (f)	3,000,000	2,970,000
Genesis Health Ventures, Inc. Tranche B term loan 5.3% 3/31/07 (f)	1,469,970	1,469,970
HCA, Inc. term loan 2.79% 4/30/06 (f)	5,225,000	5,146,625
IASIS Healthcare Corp. Tranche B term loan 6.04% 9/30/06 (f)	994,872	992,385
Sybron Dental Management, Inc. term loan 4.3217% 6/6/09 (f)	1,595,875	1,595,875
Triad Hospitals, Inc.:
Tranche A term loan 4.07% 3/31/07 (f)	960,000	956,400
Tranche B term loan 4.82% 9/30/08 (f)	9,890,909	9,915,636
Unilab Corp. Tranche B term loan 5.3125% 11/23/06 (f)	2,848,931	2,848,931
		39,563,338
Homebuilding/Real Estate - 2.1%
AIMCO Properties LP term loan 4.38% 3/11/04 (f)	1,471,943	1,471,943
Corrections Corp. of America Tranche B term loan 5.3051% 3/31/08 (f)	2,985,000	2,988,731
Lennar Corp. Tranche C term loan 4.375% 5/2/07 (f)	4,936,869	4,936,869
Ventas Realty LP/Ventas Capital Corp. Tranche B term loan 4.34% 4/17/07 (f)	997,500	992,513
		10,390,056
Hotels - 0.9%
Extended Stay America, Inc. Tranche B term loan 5.3% 1/15/08 (f)	1,336,411	1,329,729
KSL Recreation Group, Inc. Tranche C term loan 4.5463% 12/21/06 (f)	1,980,000	1,970,100
Wyndham International, Inc. term loan 6.5625% 6/30/04 (f)	1,762,813	1,348,552
		4,648,381
Leisure - 1.3%
Isle of Capri Casinos, Inc. term loan 4.2856% 4/16/12 (f)	597,000	597,000
Six Flags Theme Park, Inc. Tranche B term loan 4.05% 6/30/09 (f)	6,000,000	5,880,000
		6,477,000
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Metals/Mining - 0.2%
Arch Western Resources LLC Tranche B term loan 4.83% 4/12/10 (f)	$ 1,000,000	$ 995,000
Paper - 4.2%
Graphic Packaging Corp. term loan 4.54% 2/28/09 (f)	1,384,513	1,387,974
Jefferson Smurfit Corp. Tranche B term loan 4.0625% 3/31/07 (f)	6,476,364	6,379,218
Printpack Holdings, Inc. Tranche B term loan 4.5625% 3/31/09 (f)	990,000	990,000
Riverwood International Corp. Tranche B term loan:
4.2646% 3/31/07 (f)	995,000	987,538
4.5855% 12/31/06 (f)	5,400,000	5,386,500
Stone Container Corp.:
Tranche B term loan 4.3125% 6/30/09 (f)	4,384,615	4,307,885
Tranche C term loan 4.3125% 6/30/09 (f)	1,615,385	1,587,115
		21,026,230
Publishing/Printing - 2.2%
Advanstar Communications, Inc. Tranche B term loan 5.82% 10/11/07 (f)	2,114,286	1,818,286
CanWest Global Communications Corp.:
Tranche B term loan 5.31% 4/30/08 (f)	1,822,184	1,817,629
Tranche C term loan 5.56% 4/30/09 (f)	1,137,765	1,134,921
Reader's Digest Association, Inc. Tranche B term loan 4.2576% 5/20/08 (f)	2,992,500	2,857,838
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B term loan 4.8355% 6/27/08 (f)	1,476,288	1,461,525
Yell Finance BV Tranche C term loan 5.29% 3/31/10 (f)	1,990,000	1,972,588
		11,062,787
Railroad - 0.2%
Kansas City Southern Railway Co. Tranche B term loan 3.7763% 6/12/08 (f)	1,197,000	1,191,015
Restaurants - 1.7%
AFC Enterprises, Inc. Tranche B term loan 4.0625% 5/23/09 (f)	1,755,600	1,755,600
Buffets, Inc. term loan 5.4138% 6/28/09 (f)	995,000	995,000
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Restaurants - continued
Domino's Franchise Holding Co. Tranche B term loan 4.3% 6/30/08 (f)	$ 4,738,125	$ 4,738,125
Travelcenters of America, Inc. term loan 5.0902% 11/14/08 (f)	992,500	994,981
		8,483,706
Services - 2.6%
Accredo Health, Inc. Tranche B term loan 4.58% 3/31/09 (f)	995,000	997,488
Caremark Rx, Inc. term loan 4.05% 3/31/06 (f)	3,980,000	3,970,050
Coinmach Corp. Tranche B term loan 4.6404% 7/25/09 (f)	2,265,500	2,262,668
Iron Mountain, Inc. Tranche B term loan 4.0838% 2/15/08 (f)	5,000,000	5,006,250
Weight Watchers International, Inc. Tranche B term loan 4.312% 12/31/07 (f)	903,873	903,873
		13,140,329
Super Retail - 1.2%
Kmart Corp. Tranche B term loan 5.0613% 4/22/04 (f)	4,000,000	3,910,000
PETCO Animal Supplies, Inc. Tranche C term loan 4.8% 10/2/08 (f)	1,994,832	1,999,819
		5,909,819
Technology - 2.9%
Alliant Techsystems, Inc. Tranche C term loan 4.0625% 4/20/09 (f)	2,853,224	2,853,224
Amphenol Corp. Tranche B term loan 3.4112% 10/3/06 (f)	1,000,000	970,000
CSG Systems International, Inc. Tranche B term loan 4.5069% 2/28/08 (f)	2,000,000	1,840,000
DRS Technologies, Inc. term loan 4.8088% 9/30/08 (f)	990,000	990,000
Seagate Technology Holdings, Inc. term loan 3.75% 5/13/07 (f)	2,000,000	1,985,000
Titan Corp. Tranche B term loan 4.7849% 6/30/09 (f)	2,992,500	2,992,500
Veridian Corp. term loan 5.33% 6/30/08 (f)	2,793,000	2,793,000
		14,423,724
Telecommunications - 7.1%
American Tower LP:
Tranche A term loan 4.2961% 6/30/07 (f)	3,750,000	3,000,000
Tranche B term loan 5.31% 12/31/07 (f)	2,000,000	1,640,000
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Telecommunications - continued
Broadwing, Inc.:
Tranche A term loan 4.5378% 11/9/04 (f)	$ 1,000,000	$ 830,000
Tranche C term loan 5.0566% 6/29/07 (f)	1,989,975	1,651,679
CBD Media, Inc. Tranche B term loan 5.02% 12/31/08 (f)	2,000,000	1,985,000
Hughes Electronics Corp. Tranche A term loan 4.79% 12/5/02 (f)	3,000,000	2,955,000
Nextel Finance Co.:
Tranche B term loan 5.1875% 6/30/08 (f)	2,750,000	2,447,500
Tranche C term loan 5.4375% 12/31/08 (f)	2,750,000	2,447,500
Tranche D term loan 4.8125% 3/31/09 (f)	1,000,000	867,500
SpectraSite Communications, Inc. Tranche B term loan 6.311% 12/31/07 (f)	4,500,000	3,667,500
Sygnet Wireless, Inc.:
Tranche B term loan 4.81% 3/23/07 (f)	1,151,344	990,156
Tranche C term loan 5.56% 12/23/07 (f)	796,415	684,917
Triton PCS, Inc. Tranche B term loan 4.8125% 8/3/06 (f)	9,213,056	8,383,881
Western Wireless Corp.:
Tranche A term loan 3.61% 3/31/08 (f)	6,500,000	3,477,500
Tranche B term loan 4.5683% 9/30/08 (f)	1,500,000	802,500
		35,830,633
Textiles & Apparel - 0.2%
The William Carter Co. Tranche B term loan 5.3097% 8/15/08 (f)	990,000	992,475
TOTAL FLOATING RATE LOANS (Cost $406,426,805)		387,645,110
Nonconvertible Bonds - 4.5%
Banks and Thrifts - 0.4%
Sovereign Bancorp, Inc. 8.625% 3/15/04	2,000,000	2,067,500
Consumer Products - 0.4%
Pennzoil-Quaker State Co. 9.4% 12/1/02 (d)	2,000,000	2,000,000
Containers - 0.4%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	2,000,000	2,055,000
Diversified Financial Services - 0.6%
GS Escrow Corp. 7% 8/1/03	3,000,000	3,080,379
Electric Utilities - 0.2%
Pacific Gas & Electric Co.:
6.75% 10/1/23	285,000	250,800
7.05% 3/1/24	1,000,000	890,000
		1,140,800
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Energy - 1.1%
Chesapeake Energy Corp. 7.875% 3/15/04	$ 3,000,000	$ 3,127,500
Forest Oil Corp. 10.5% 1/15/06	1,000,000	1,062,500
Pride Petroleum Services, Inc. 9.375% 5/1/07	1,000,000	1,040,000
		5,230,000
Hotels - 0.4%
ITT Corp. 6.75% 11/15/03	2,000,000	1,975,000
Telecommunications - 1.0%
British Telecommunications PLC 3.1213% 12/15/03 (f)	3,000,000	3,001,047
VoiceStream Wireless Corp. 10.375% 11/15/09	1,752,000	1,804,560
		4,805,607
TOTAL NONCONVERTIBLE BONDS (Cost $22,249,865)		22,354,286
Commercial Mortgage Securities - 0.2%

CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 4.8648% 12/15/09 (e)(f) (Cost $984,876)	1,000,000	975,264
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	11	6
Money Market Funds - 17.3%

Fidelity Cash Central Fund, 1.83% (b)	18,837,473	18,837,473
Fidelity Money Market Central Fund, 1.89% (b)	67,906,296	67,906,296
TOTAL MONEY MARKET FUNDS (Cost $86,743,769)		86,743,769
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $516,405,315)		497,718,435
NET OTHER ASSETS - 0.7%		3,493,261
NET ASSETS - 100%		$ 501,211,696
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $975,264 or 0.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $331,958,773 and $337,529,752, respectively.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,877,000. The weighted average interest rate was 2.63%. At period end there were no bank borrowings outstanding.

Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $9,069,000 of which $5,000, $818,000 and $8,246,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2002

Assets
Investment in securities, at value (cost $516,405,315) - See accompanying schedule		$ 497,718,435
Cash		618,064
Receivable for investments sold		10,177,596
Receivable for fund shares sold		960,728
Interest receivable		1,731,190
Redemption fees receivable		127
Receivable from investment adviser for expense reductions		5,774
Other receivables		2,307
Total assets		511,214,221

Liabilities
Payable for investments purchased	$ 6,738,752
Payable for fund shares redeemed	2,222,263
Distributions payable	324,181
Accrued management fee	286,032
Distribution fees payable	251,148
Other payables and accrued expenses	180,149
Total liabilities		10,002,525

Net Assets		$ 501,211,696
Net Assets consist of:
Paid in capital		$ 528,314,847
Undistributed net investment income		855,021
Accumulated undistributed net realized gain (loss) on investments		(9,271,292)
Net unrealized appreciation (depreciation) on investments		(18,686,880)
Net Assets		$ 501,211,696

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($36,880,061 ÷ 3,903,988 shares)	$ 9.45

Maximum offering price per share (100/96.25 of $9.45)	$ 9.82
Class T: Net Asset Value and redemption price per share ($74,810,491 ÷ 7,926,062 shares)	$ 9.44

Maximum offering price per share (100/97.25 of $9.44)	$ 9.71
Class B: Net Asset Value and offering price per share ($118,297,045 ÷ 12,534,240 shares) A	$ 9.44

Class C: Net Asset Value and offering price per share ($235,461,656 ÷ 24,929,556 shares) A	$ 9.45

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($18,148,172 ÷ 1,922,406 shares)	$ 9.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,614,271 ÷ 1,866,761 shares)	$ 9.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2002

Investment Income
Interest		$ 25,478,165

Expenses
Management fee	$ 3,661,750
Transfer agent fees	794,627
Distribution fees	3,345,296
Accounting fees and expenses	259,862
Non-interested trustees' compensation	1,865
Custodian fees and expenses	32,401
Registration fees	149,403
Audit	53,221
Legal	7,434
Interest	429
Miscellaneous	107,279
Total expenses before reductions	8,413,567
Expense reductions	(49,459)	8,364,108
Net investment income (loss)		17,114,057
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(8,479,878)
Change in net unrealized appreciation (depreciation) on investment securities		(7,489,007)
Net gain (loss)		(15,968,885)
Net increase (decrease) in net assets resulting from operations		$ 1,145,172

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2002	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,114,057	$ 19,452,393
Net realized gain (loss)	(8,479,878)	(593,368)
Change in net unrealized appreciation (depreciation)	(7,489,007)	(10,962,666)
Net increase (decrease) in net assets resulting from operations	1,145,172	7,896,359
Distributions to shareholders from net investment income	(16,398,303)	(19,469,482)
Share transactions - net increase (decrease)	(9,652,611)	430,904,132
Redemption fees	60,419	119,868
Total increase (decrease) in net assets	(24,845,323)	419,450,877

Net Assets
Beginning of period	526,057,019	106,606,142
End of period (including undistributed net investment income of $855,021 and distributions in excess of net investment income of $66,156, respectively)	$ 501,211,696	$ 526,057,019

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.700	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.352	.580	.136
Net realized and unrealized gain (loss)	(.264)	(.185)	(.047)
Total from investment operations	.088	.395	.089
Distributions from net investment income	(.339)	(.638)	(.150)
Redemption fees added to paid in capital E	.001	.003	.001
Net asset value, end of period	$ 9.450	$ 9.700	$ 9.940
Total Return B, C, D	.90%	4.08%	.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.12%	1.14%	1.75% A
Expenses net of voluntary waivers, if any	1.10%	.99%	.78% A
Expenses net of all reductions	1.09%	.98%	.78% A
Net investment income (loss)	3.64%	5.93%	7.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,880	$ 40,806	$ 9,409
Portfolio turnover rate	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.690	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.342	.573	.131
Net realized and unrealized gain (loss)	(.263)	(.195)	(.045)
Total from investment operations	.079	.378	.086
Distributions from net investment income	(.330)	(.631)	(.147)
Redemption fees added to paid in capital E	.001	.003	.001
Net asset value, end of period	$ 9.440	$ 9.690	$ 9.940
Total Return B, C, D	.80%	3.90%	.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.20%	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.19%	1.06%	.93% A
Expenses net of all reductions	1.19%	1.06%	.93% A
Net investment income (loss)	3.54%	5.86%	7.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,810	$ 75,671	$ 24,571
Portfolio turnover rate	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.690	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.298	.525	.134
Net realized and unrealized gain (loss)	(.263)	(.194)	(.056)
Total from investment operations	.035	.331	.078
Distributions from net investment income	(.286)	(.584)	(.139)
Redemption fees added to paid in capital E	.001	.003	.001
Net asset value, end of period	$ 9.440	$ 9.690	$ 9.940
Total Return B, C, D	.35%	3.42%	.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.65%	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.64%	1.54%	1.23% A
Expenses net of all reductions	1.64%	1.54%	1.23% A
Net investment income (loss)	3.09%	5.38%	6.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,297	$ 124,541	$ 24,044
Portfolio turnover rate	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.700	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.290	.516	.125
Net realized and unrealized gain (loss)	(.263)	(.184)	(.051)
Total from investment operations	.027	.332	.074
Distributions from net investment income	(.278)	(.575)	(.135)
Redemption fees added to paid in capital E	.001	.003	.001
Net asset value, end of period	$ 9.450	$ 9.700	$ 9.940
Total Return B, C, D	.26%	3.42%	.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.73%	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.73%	1.64%	1.44% A
Expenses net of all reductions	1.73%	1.63%	1.44% A
Net investment income (loss)	3.00%	5.28%	6.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,462	$ 277,671	$ 47,708
Portfolio turnover rate	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Year ended October 31,	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.520
Income from Investment Operations
Net investment income (loss) D	.040
Net realized and unrealized gain (loss)	(.084)
Total from investment operations	(.044)
Distribution from net investment income	(.037)
Redemption fees added to paid in capital D	.001
Net asset value, end of period	$ 9.440
Total Return B, C	(.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.15% A
Expenses net of voluntary waivers, if any	.95% A
Expenses net of all reductions	.94% A
Net investment income (loss)	3.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,148
Portfolio turnover rate	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative on longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.690	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income (loss) D	.365	.590	.151
Net realized and unrealized gain (loss)	(.262)	(.193)	(.058)
Total from investment operations	.103	.397	.093
Distributions from net investment income	(.354)	(.650)	(.154)
Redemption fees added to paid in capital D	.001	.003	.001
Net asset value, end of period	$ 9.440	$ 9.690	$ 9.940
Total Return B, C	1.06%	4.11%	.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.94%	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.94%	.87%	.49% A
Expenses net of all reductions	.93%	.87%	.49% A
Net investment income (loss)	3.79%	6.05%	7.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,614	$ 7,368	$ 875
Portfolio turnover rate	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2002

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 714,694	|
Unrealized depreciation	(19,360,727)
Net unrealized appreciation (depreciation)	(18,646,033)
Undistributed ordinary income	1,765,882
Capital loss carryforward	(9,068,830)
Total Distributable earnings	$ (25,948,981)
Cost for federal income tax purposes	$ 516,364,468

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 16,398,303	|

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 60,516	$ 11
Class T	0%	.25%	201,206	-
Class B	.55%	.15%	882,605	693,552
Class C	.55%	.25%	2,200,969	1,720,148
			$ 3,345,296	$ 2,413,711

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 73,534	$ 42,739
Class T	71,831	33,641
Class B*	593,387	593,387
Class C*	467,488	467,488
	$ 1,206,240	$ 1,137,255

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Fidelity Floating Rate High Income Fund. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 70,069.17
Class T	122,880.15
Class B	193,204.15
Class C	381,724.14
Fidelity Floating Rate High Income Fund	2,754	.32*
Institutional Class	23,996.15
	$ 794,627

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,030,673 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.10%	$ 7,145
Fidelity Floating Rate High Income Fund	.95%	1,715
		$ 8,860

Annual Report

7. Expense Reductions - continued

FMR Voluntarily agreed to reimburse a portion of Advisor Floating Rate High Income Fund's Class A, Class T, Class B, Class C and Institutional Class operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class A	$ 1,190
Class T	2,432
Class B	3,764
Class C	7,497
Institutional Class	566

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $25,150.

8. Other Information

At the end of the period, one unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31,
	2002	2001
From net investment income
Class A	$ 1,416,365	$ 1,835,119
Class T	2,733,425	3,362,110
Class B	3,728,719	4,385,950
Class C	7,916,481	9,604,473
Fidelity Floating Rate High Income Fund	27,352	-
Institutional Class	575,961	281,830
Total	$ 16,398,303	$ 19,469,482

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2002 A	2001	2002 A	2001
Class A
Shares sold	2,012,769	5,712,613	$ 19,547,251	$ 56,451,901
Reinvestment of distributions	107,149	130,830	1,035,972	1,288,707
Shares redeemed	(2,421,410)	(2,584,255)	(23,408,607)	(25,386,651)
Net increase (decrease)	(301,492)	3,259,188	$ (2,825,384)	$ 32,353,957
Class T
Shares sold	5,346,120	8,802,626	$ 51,902,176	$ 86,966,420
Reinvestment of distributions	240,647	275,759	2,322,291	2,716,071
Shares redeemed	(5,466,050)	(3,744,724)	(52,625,024)	(36,842,093)
Net increase (decrease)	120,717	5,333,661	$ 1,599,443	$ 52,840,398
Class B
Shares sold	3,679,081	12,461,747	$ 35,646,710	$ 123,153,366
Reinvestment of distributions	260,831	295,527	2,518,954	2,908,521
Shares redeemed	(4,251,942)	(2,330,352)	(40,949,562)	(22,928,182)
Net increase (decrease)	(312,030)	10,426,922	$ (2,783,898)	$ 103,133,705
Class C
Shares sold	9,640,677	29,105,787	$ 93,673,867	$ 287,795,662
Reinvestment of distributions	561,009	694,447	5,424,831	6,840,269
Shares redeemed	(13,892,017)	(5,978,232)	(133,841,051)	(58,711,140)
Net increase (decrease)	(3,690,331)	23,822,002	$ (34,742,353)	$ 235,924,791
Floating Rate High Income Fund
Shares sold	1,925,827	-	$ 18,241,479	$ -
Reinvestment of distributions	2,686	-	25,355	-
Shares redeemed	(6,107)	-	(57,778)	-
Net increase (decrease)	1,922,406	-	$ 18,209,056	$ -
Institutional Class
Shares sold	2,635,414	1,032,825	$ 25,594,498	$ 10,191,439
Reinvestment of distributions	20,972	17,644	201,594	173,891
Shares redeemed	(1,549,687)	(378,453)	(14,905,567)	(3,714,049)
Net increase (decrease)	1,106,699	672,016	$ 10,890,525	$ 6,651,281

A Share transactions for Fidelity Floating Rate High Income Fund are for the period September 19, 2002 (commencement of sale of shares) to
October 31, 2002.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 6, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/
consulting), Chairman of the Deloitte & Touche Foundation, and a
member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Bart A. Grenier (43)

Year of Election or Appointment: 2002

Vice President of Advisor Floating Rate High Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Bond Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Name, Age; Principal Occupation
Eric D. Roiter (53)

Year of Election or Appointment: 2000

Secretary of Advisor Floating Rate High Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Floating Rate High Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Floating Rate High Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 2000 Assistant Treasurer of Advisor Floating Rate High Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Floating Rate High Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Floating Rate High Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Floating Rate High Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of .67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AFR-ANN-1202 158326
1.750077.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Floating Rate High Income

Fund - Institutional Class

Annual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity® Adv Floating Rate High Income - Inst CL	1.06%	6.20%
CSFB Leveraged Loan Plus	0.44%	2.02%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case one year or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Credit Suisse First Boston (CSFB) Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. This benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charge.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity Adv Floating Rate High Income - Inst CL	1.06%	2.76%
CSFB Leveraged Loan Plus	0.44%	0.91%

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Annual Report

Fidelity Advisor Floating Rate High Income Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Floating Rate High Income Fund - Institutional Class on August 16, 2000, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the CSFB Leveraged Loan Plus Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Total Return Components

	Years ended October 31,		August 16, 2000 (commencement of operations) to October 31,
	2002	2001	2000
Dividend returns	3.64%	6.62%	1.54%
Capital returns	-2.58%	-2.51%	-0.60%
Total returns	1.06%	4.11%	0.94%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	2.64¢	16.72¢	35.43¢
Annualized dividend rate	3.29%	3.46%	3.67%
30-day annualized yield	4.39%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.46 over the past one month, $9.57 over the past six months and $9.66 over the past one year. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

The leveraged loan market started strong in the first half of 2002, driven by favorable supply and demand. By summer, however, it succumbed to a market of widening credit spreads and lower base levels for LIBOR rates. The CSFB Leveraged Loan Index Plus, a broad measure of this market, gained 0.44% for the year ending October 31, 2002. The loan market began the year with heavy cash positions due to the fall-off in new loan issuance after September 11, 2001. Supply was further constrained in early 2002 as companies took advantage of historically low interest rates and refinanced bank debt with high-yield bonds. By June, this technical imbalance led to four-year lows on new-issue loan spreads and a 52 basis point (bps) tightening on loans already trading in the market. Coincident with this technical trend, however, were growing corporate governance concerns highlighted by the WorldCom and Adelphia bankruptcy filings. Adelphia represented 2.5% of the index and its troubles led to a general widening of loan credit risk premiums. By October, secondary loan spreads widened to 375 bps. Upheaval in the capital markets caused companies to focus on improving their credit quality by deleveraging their balance sheets through debt repayments and debt-for-equity swaps.

(Portfolio Manager photograph)
An interview with Christine McConnell, Portfolio Manager of Fidelity Advisor Floating Rate High Income Fund

Q. Christine, how did the fund perform?

A. For the 12 months that ended October 31, 2002, the fund's Institutional Class shares returned 1.06%. The fund's benchmark, the CSFB Leveraged Loan Index Plus, returned 0.44%.

Q. What helped fund performance during the period?

A. The fund benefited from an overweighted position in higher-quality companies as well as a significant cash position. Our overweightings in gaming, forest products and energy companies, as well as our underweightings in the cable TV and telecommunication sectors, were beneficial for the fund's total performance. Security selection in the financial and telecom sectors helped returns in those beleaguered industries.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What detracted from performance?

A. Early underweightings in the chemical and transportation sectors hurt the fund's performance as these sectors proved to be more resilient than anticipated in the face of an economic slowdown. An overweighting in the wireless communication tower sector also detracted from performance. Missed rallies in some distressed/bankrupt names hurt the fund's performance relative to the index.

Q. How was the fund positioned during the past 12 months?

A. Given the high degree of economic uncertainty present in the market over the past 12 months, I sought to expand diversification to become more reflective of general market performance and less dependent on the specific performance of any company or industry, particularly cable and telecom. The number of companies represented in the fund increased from 109 to 152. The fund diversified into smaller capitalization names to reduce exposure to companies with external financing needs. Given the prospects of a low-growth, low-inflationary environment, the fund was positioned in sectors that had strong current free cash flow generation - including some health care and service companies - or cyclicals that had access to liquidity and where bank debt leverage was at less than five times trough cash flow. When possible, the fund added exposure to companies that served to benefit from global turmoil, such as energy, defense and basic materials. I also added companies with pricing opportunities or protections, including hospitals, health care, utilities, and raw materials. Overweightings versus the index included paper, utilities broadcasters and leisure. Key underweightings included auto-parts manufacturers, telecom, technology and environmental services.

Q. What's your outlook?

A. It appears that the consumer is finally rolling over. Retail sales have disappointed, employment levels are lower than anticipated and aggressive financial incentives are no longer effectively stimulating consumer purchase decisions. Manufacturing and capital spending remain in the doldrums. The recent rate cut was well received by the capital markets and opened the window for new financings, but the rates required by new bank deals are higher than those required earlier this year. The government has indicated a willingness to become more aggressive on the economic front through increased spending and reduced taxes. However, corporate governance, terrorism and the threat of war with Iraq continue to represent an oppressive market overhang. That being said, new issue loan spreads are wider than levels experienced after the Russian debt crisis and, as reported by the fixed-income and high-yield bond markets, credit spread premiums are at all time highs. This is true for the leveraged-loan market as well.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fund Facts

Goal: seeks a high level of current income

Start date: August 16, 2000

Size: as of October 31, 2002, more than $501 million

Manager: Christine McConnell, since inception; joined Fidelity in 1987

3

Christine McConnell on whether the time is right to add credit risk:

"Given my outlook, it appears prudent to add credit risk at this time. There's been a substantial tiering within the leveraged-loan universe with some bank debt trading in the mid 80s to low 90s based on total return expectations, including potential price appreciation, whereas other bank debt is trading closer to par based on scarcity value and its LIBOR spread. Most recently, the top performing loans have come from stressed names that have found price support levels and are expected to pay a coupon while the balance sheet or regulatory issues resolve themselves. I would expect that to continue to be the case for a while. Many bellwether names have already been repriced to match the wider spreads being offered on new loan issues and should hold their value for a while. Additionally, bank debt trading below par will benefit as companies once again take advantage of the improved health of the high-yield bond market to refinance bank debt at par with new bond offers. Corporate leverage is high and balance sheets need to reduce debt. In the case of bank debt, it doesn't matter whether deleveraging events come from asset sales, debt for equity swaps or outright equity sales. All enhance the credit posture of the company and the value of the bank claims."

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Southern California Edison Co.	2.5	1.8
Charter Communication Operating LLC	2.3	3.7
Triad Hospitals, Inc.	2.2	1.8
Owens Group, Inc./Owens-Brockway Glass Container, Inc.	1.8	0.0
Suiza Foods Corp.	1.7	1.6
	10.5
Top Five Market Sectors as of October 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	8.1	9.9
Healthcare	7.9	5.9
Cable TV	4.9	8.9
Food/Beverage/Tobacco	4.7	4.4
Paper	4.2	7.3
Quality Diversification (% of fund's net assets)
As of October 31, 2002	As of April 30, 2002
AAA, AA, A 0.4	AAA, AA, A 0.6
BBB 4.2	BBB 3.0
BB 47.1	BB 38.1
B 21.4	B 18.8
CCC, CC, C 1.4	CCC, CC, C 1.4
Not Rated 7.5	Not Rated 21.0
Short-Term Investments and Net Other Assets 18.0	Short-Term Investments and Net Other Assets 17.1

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2002*		As of April 30, 2002**
	Floating Rate Loans 77.3%		Floating Rate Loans 74.0%
	Nonconvertible Bonds 4.5%		Nonconvertible Bonds 8.6%
	Other Investments 0.2%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 18.0%		Short-Term Investments and Net Other Assets 17.1%
* Foreign investments	3.6%	** Foreign investments	3.2%

Annual Report

Investments October 31, 2002

Showing Percentage of Net Assets

Floating Rate Loans (g) - 77.3%
	Principal Amount	Value (Note 1)
Automotive - 1.1%
Lear Corp. term loan 3.33% 5/4/04 (f)	$ 1,000,000	$ 993,750
SPX Corp.:
Tranche B term loan 4.0625% 9/30/09 (f)	1,645,875	1,621,187
Tranche C term loan 4.3125% 3/31/10 (f)	2,743,125	2,701,978
		5,316,915
Broadcasting - 3.9%
Citadel Broadcasting Co. Tranche B term loan 4.54% 4/3/09 (f)	7,000,000	7,017,500
Cumulus Media, Inc. Tranche B term loan 4.8125% 12/31/08 (f)	2,000,000	2,010,000
Emmis Communications Corp. Tranche C term loan 4.375% 8/31/09 (f)	2,539,435	2,545,784
Granite Broadcasting Corp. Tranche A term loan 6.5% 4/30/04 (f)	1,166,667	1,120,000
Gray Communications System, Inc. term loan 4.8% 12/31/10 (f)	1,400,000	1,405,250
Paxson Communications Corp. Tranche B term loan 5.4037% 6/30/06 (f)	1,472,532	1,435,718
Sinclair Broadcast Group, Inc. term loan 4.125% 12/31/09 (f)	4,100,000	4,100,000
		19,634,252
Building Materials - 0.4%
Mueller Group, Inc. Tranche E term loan 4.5355% 5/31/08 (f)	1,995,000	1,975,050
Cable TV - 4.9%
Adelphia Communications Corp. Tranche B term loan 5.0613% 6/25/04 (f)	2,000,000	1,997,500
Century Cable Holdings LLC Tranche B term loan 6.75% 12/31/09 (c)(f)	6,750,000	4,522,500
Charter Communication Operating LLC:
term loan 4.56% 9/18/08 (f)	4,477,500	3,559,613
Tranche B term loan 4.58% 3/18/08 (f)	10,437,513	8,350,010
Insight Midwest Holdings LLC Tranche B term loan 4.5625% 12/31/09 (f)	2,000,000	1,860,000
PanAmSat Corp. Tranche B term loan 5.3% 12/31/08 (f)	2,000,000	1,900,000
Pegasus Media & Communications, Inc. Tranche B term loan 5.3125% 4/30/05 (f)	2,917,727	2,421,714
		24,611,337
Capital Goods - 2.9%
Dresser, Inc. Tranche B term loan 5.27% 4/10/09 (f)	3,552,640	3,570,403
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Capital Goods - continued
Flowserve Corp. Tranche C term loan 4.7066% 6/30/09 (f)	$ 2,392,810	$ 2,344,954
Terex Corp. term loan 3.8698% 6/24/09 (f)	2,992,500	2,797,988
Tyco International Group SA term loan 4.975% 2/6/03 (f)	5,000,000	4,800,000
United Defense Industries, Inc. Tranche B term loan 4.3% 8/13/09 (f)	1,239,978	1,238,428
		14,751,773
Chemicals - 3.5%
Berry Plastics Corp. term loan 4.8% 6/30/10 (f)	997,500	998,747
Compass Minerals Group, Inc. Tranche B term loan 4.6251% 11/28/09 (f)	596,626	596,626
CP Kelco:
Tranche B term loan 5.7981% 3/31/08 (f)	430,702	398,399
Tranche C term loan 6.0481% 9/30/08 (f)	144,191	133,377
Equistar Chemicals LP/Equistar Funding Corp. term loan 5.28% 8/24/07 (f)	990,000	985,050
Geo Specialty Chemicals, Inc. Tranche B term loan 7% 12/31/07 (f)	1,160,321	1,090,702
Georgia Gulf Corp. Tranche C term loan 4.9162% 5/12/09 (f)	1,878,000	1,878,000
Huntsman Co. LLC:
Tranche A term loan 6.2992% 3/31/07 (f)	202,760	156,125
Tranche B term loan 7.875% 3/31/07 (f)	97,240	74,875
Huntsman ICI Chemicals LLC:
Tranche B term loan 5.8414% 6/30/07 (f)	1,172,531	1,137,355
Tranche C term loan 6.125% 6/30/08 (f)	1,172,531	1,137,355
JohnsonDiversey, Inc. Tranche B term loan 5.3238% 11/3/09 (f)	1,000,000	1,000,000
Messer Griesheim Holding AG:
Tranche B2 term loan 4.58% 4/28/09 (f)	701,626	705,134
Tranche C2 term loan 5.08% 4/28/10 (f)	1,298,374	1,304,866
Millennium America, Inc. term loan 4.8442% 6/18/06 (f)	1,382,500	1,382,500
PMD Group, Inc. Tranche B term loan 5.3512% 9/30/08 (f)	2,842,965	2,842,965
The Scotts Co. Tranche B term loan 4.7007% 12/31/07 (f)	1,739,904	1,746,429
		17,568,505
Consumer Products - 2.1%
Armkel LLC Tranche B term loan 4.8125% 3/28/09 (f)	990,000	994,950
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Consumer Products - continued
Church & Dwight, Inc. Tranche B term loan 4.3% 9/30/07 (f)	$ 1,995,000	$ 2,004,975
Playtex Products, Inc. Tranche C term loan 4.0558% 5/31/09 (f)	2,985,000	2,962,613
Revlon Consumer Products Corp. term loan 8.5% 5/30/05 (f)	1,000,000	920,000
Sealy Mattress Co.:
Tranche B term loan 3.875% 12/15/04 (f)	1,501,945	1,396,809
Tranche C term loan 4.125% 12/15/05 (f)	1,083,269	1,007,441
Tranche D term loan 4.375% 12/15/06 (f)	1,384,826	1,287,888
		10,574,676
Containers - 3.3%
Ball Corp. Tranche B term loan 3.75% 3/10/06 (f)	979,644	979,644
Owens Group, Inc./Owens-Brockway Glass Container, Inc. term loan 3.83% 3/31/04 (f)	9,117,063	8,957,515
Owens-Illinois, Inc. term loan 4.34% 3/31/04 (f)	358,067	353,591
Packaging Corp. of America Tranche B term loan 3.79% 6/29/07 (f)	1,975,387	1,975,387
Silgan Holdings, Inc. Tranche B term loan 3.85% 11/30/08 (f)	4,000,000	3,995,000
U.S. Can Corp. Tranche B term loan 6.05% 10/4/08 (f)	181,158	153,984
		16,415,121
Diversified Financial Services - 2.1%
Crown Castle Operating Co. Tranche B term loan 4.67% 3/15/08 (f)	1,500,000	1,312,500
Marina District Finance Co., Inc. Tranche B term loan 5.7888% 12/13/07 (f)	3,000,000	2,977,500
Olympus Cable Holdings LLC Tranche B term loan 6.75% 9/30/10 (f)	7,000,000	5,250,000
United Rentals, Inc. term loan 4.9544% 10/7/07 (f)	985,000	945,600
		10,485,600
Diversified Media - 2.7%
Lamar Media Corp.:
Tranche B term loan 4.125% 8/1/06 (f)	2,468,750	2,462,578
Tranche C term loan 4.375% 2/1/07 (f)	4,000,000	4,000,000
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Diversified Media - continued
Metro-Goldwyn-Mayer Studios, Inc. Tranche B term loan 4.8% 6/30/08 (f)	$ 3,000,000	$ 2,955,000
Regal Cinemas, Inc. Tranche C term loan 4.5625% 12/31/07 (f)	3,900,000	3,909,750
		13,327,328
Electric Utilities - 3.1%
AES Corp. term loan 5.225% 9/24/03 (f)	4,100,000	2,706,000
Michigan Electric Transmission Co. LLC term loan 4.4111% 5/1/07 (f)	349,125	347,816
Southern California Edison Co.:
Tranche A term loan 4.3125% 3/1/03 (f)	2,000,000	1,990,000
Tranche B term loan 4.8125% 3/1/05 (f)	10,500,000	10,421,242
		15,465,058
Energy - 2.5%
Consumers Energy Co. term loan 6.3204% 7/11/04 (f)	2,000,000	1,930,000
PG&E Gas Transmission Northwest Corp. term loan 8% 7/31/03 (f)	3,000,000	2,820,000
PMC (Nova Scotia) Co. term loan 4.06% 5/5/06 (f)	2,970,000	2,966,288
Pride Offshore, Inc. term loan 4.2526% 6/20/07 (f)	1,194,000	1,196,985
Tesoro Petroleum Corp. Tranche B term loan 7.5% 12/31/07 (f)	993,898	849,783
Western Resources, Inc. term loan 4.8% 6/6/05 (f)	3,000,000	2,857,500
		12,620,556
Environmental - 1.1%
Allied Waste North America, Inc.:
Tranche B term loan 4.5976% 7/21/06 (f)	2,208,682	2,142,422
Tranche C term loan 4.855% 7/21/07 (f)	2,650,419	2,570,907
Stericycle, Inc. Tranche B term loan 4.3017% 9/5/07 (f)	629,877	631,452
		5,344,781
Food and Drug Retail - 1.6%
Duane Reade, Inc. Tranche B term loan 4.3798% 2/15/07 (f)	1,594,825	1,590,838
Rite Aid Corp. Tranche A term loan 5.5666% 6/27/05 (f)	2,911,382	2,794,927
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Food and Drug Retail - continued
Shoppers Drug Mart Corp. Tranche F term loan 3.8542% 2/4/09 (f)	$ 2,858,824	$ 2,855,250
Winn-Dixie Stores, Inc. Tranche B term loan 4.625% 3/28/07 (f)	1,000,000	1,003,750
		8,244,765
Food/Beverage/Tobacco - 4.7%
Commonwealth Brands, Inc. term loan 5.875% 8/28/07 (f)	2,416,667	2,407,604
Cott Corp. term loan 4.8% 12/31/06 (f)	1,759,363	1,763,761
Del Monte Corp. term loan 4.5625% 3/31/08 (f)	6,976,356	6,976,356
Interstate Bakeries Corp. Tranche C term loan 3.8269% 7/19/07 (f)	997,500	997,500
National Dairy Holdings LP Tranche B term loan 4.0601% 4/30/09 (f)	2,761,125	2,761,125
Suiza Foods Corp. Tranche B term loan 4.05% 7/15/08 (f)	8,758,895	8,726,049
		23,632,395
Gaming - 2.7%
Alliance Gaming Corp. Tranche B term loan 5.36% 12/31/06 (f)	3,980,000	3,989,950
Ameristar Casinos, Inc. Tranche B term loan 4.5625% 12/20/06 (f)	2,684,253	2,690,964
Argosy Gaming Co. Tranche B term loan 4.55% 7/31/08 (f)	2,668,724	2,668,724
Boyd Gaming Corp. term loan 3.8356% 6/24/08 (f)	1,496,250	1,496,250
Venetian Casino Resort LLC Tranche B term loan 4.8% 6/4/08 (f)	2,693,250	2,696,617
		13,542,505
Healthcare - 7.9%
Alliance Imaging, Inc. Tranche C term loan 4.2737% 6/10/08 (f)	903,232	902,103
Alpharma, Inc. Tranche B term loan 5.05% 7/31/08 (f)	826,938	769,053
Apria Healthcare Group, Inc. Tranche B term loan 3.8057% 7/20/07 (f)	1,982,481	1,977,525
Community Health Systems, Inc. term loan 4.32% 7/16/10 (f)	4,100,000	4,079,500
Concentra Operating Corp.:
Tranche B term loan 5.7552% 6/30/06 (f)	659,847	649,949
Tranche C term loan 6.0052% 6/30/07 (f)	329,923	324,974
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Healthcare - continued
DaVita, Inc. Tranche B term loan 4.8805% 3/31/09 (f)	$ 4,964,412	$ 4,964,412
Express Scripts, Inc. Tranche B term loan 3.841% 3/31/07 (f)	3,000,000	2,970,000
Genesis Health Ventures, Inc. Tranche B term loan 5.3% 3/31/07 (f)	1,469,970	1,469,970
HCA, Inc. term loan 2.79% 4/30/06 (f)	5,225,000	5,146,625
IASIS Healthcare Corp. Tranche B term loan 6.04% 9/30/06 (f)	994,872	992,385
Sybron Dental Management, Inc. term loan 4.3217% 6/6/09 (f)	1,595,875	1,595,875
Triad Hospitals, Inc.:
Tranche A term loan 4.07% 3/31/07 (f)	960,000	956,400
Tranche B term loan 4.82% 9/30/08 (f)	9,890,909	9,915,636
Unilab Corp. Tranche B term loan 5.3125% 11/23/06 (f)	2,848,931	2,848,931
		39,563,338
Homebuilding/Real Estate - 2.1%
AIMCO Properties LP term loan 4.38% 3/11/04 (f)	1,471,943	1,471,943
Corrections Corp. of America Tranche B term loan 5.3051% 3/31/08 (f)	2,985,000	2,988,731
Lennar Corp. Tranche C term loan 4.375% 5/2/07 (f)	4,936,869	4,936,869
Ventas Realty LP/Ventas Capital Corp. Tranche B term loan 4.34% 4/17/07 (f)	997,500	992,513
		10,390,056
Hotels - 0.9%
Extended Stay America, Inc. Tranche B term loan 5.3% 1/15/08 (f)	1,336,411	1,329,729
KSL Recreation Group, Inc. Tranche C term loan 4.5463% 12/21/06 (f)	1,980,000	1,970,100
Wyndham International, Inc. term loan 6.5625% 6/30/04 (f)	1,762,813	1,348,552
		4,648,381
Leisure - 1.3%
Isle of Capri Casinos, Inc. term loan 4.2856% 4/16/12 (f)	597,000	597,000
Six Flags Theme Park, Inc. Tranche B term loan 4.05% 6/30/09 (f)	6,000,000	5,880,000
		6,477,000
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Metals/Mining - 0.2%
Arch Western Resources LLC Tranche B term loan 4.83% 4/12/10 (f)	$ 1,000,000	$ 995,000
Paper - 4.2%
Graphic Packaging Corp. term loan 4.54% 2/28/09 (f)	1,384,513	1,387,974
Jefferson Smurfit Corp. Tranche B term loan 4.0625% 3/31/07 (f)	6,476,364	6,379,218
Printpack Holdings, Inc. Tranche B term loan 4.5625% 3/31/09 (f)	990,000	990,000
Riverwood International Corp. Tranche B term loan:
4.2646% 3/31/07 (f)	995,000	987,538
4.5855% 12/31/06 (f)	5,400,000	5,386,500
Stone Container Corp.:
Tranche B term loan 4.3125% 6/30/09 (f)	4,384,615	4,307,885
Tranche C term loan 4.3125% 6/30/09 (f)	1,615,385	1,587,115
		21,026,230
Publishing/Printing - 2.2%
Advanstar Communications, Inc. Tranche B term loan 5.82% 10/11/07 (f)	2,114,286	1,818,286
CanWest Global Communications Corp.:
Tranche B term loan 5.31% 4/30/08 (f)	1,822,184	1,817,629
Tranche C term loan 5.56% 4/30/09 (f)	1,137,765	1,134,921
Reader's Digest Association, Inc. Tranche B term loan 4.2576% 5/20/08 (f)	2,992,500	2,857,838
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B term loan 4.8355% 6/27/08 (f)	1,476,288	1,461,525
Yell Finance BV Tranche C term loan 5.29% 3/31/10 (f)	1,990,000	1,972,588
		11,062,787
Railroad - 0.2%
Kansas City Southern Railway Co. Tranche B term loan 3.7763% 6/12/08 (f)	1,197,000	1,191,015
Restaurants - 1.7%
AFC Enterprises, Inc. Tranche B term loan 4.0625% 5/23/09 (f)	1,755,600	1,755,600
Buffets, Inc. term loan 5.4138% 6/28/09 (f)	995,000	995,000
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Restaurants - continued
Domino's Franchise Holding Co. Tranche B term loan 4.3% 6/30/08 (f)	$ 4,738,125	$ 4,738,125
Travelcenters of America, Inc. term loan 5.0902% 11/14/08 (f)	992,500	994,981
		8,483,706
Services - 2.6%
Accredo Health, Inc. Tranche B term loan 4.58% 3/31/09 (f)	995,000	997,488
Caremark Rx, Inc. term loan 4.05% 3/31/06 (f)	3,980,000	3,970,050
Coinmach Corp. Tranche B term loan 4.6404% 7/25/09 (f)	2,265,500	2,262,668
Iron Mountain, Inc. Tranche B term loan 4.0838% 2/15/08 (f)	5,000,000	5,006,250
Weight Watchers International, Inc. Tranche B term loan 4.312% 12/31/07 (f)	903,873	903,873
		13,140,329
Super Retail - 1.2%
Kmart Corp. Tranche B term loan 5.0613% 4/22/04 (f)	4,000,000	3,910,000
PETCO Animal Supplies, Inc. Tranche C term loan 4.8% 10/2/08 (f)	1,994,832	1,999,819
		5,909,819
Technology - 2.9%
Alliant Techsystems, Inc. Tranche C term loan 4.0625% 4/20/09 (f)	2,853,224	2,853,224
Amphenol Corp. Tranche B term loan 3.4112% 10/3/06 (f)	1,000,000	970,000
CSG Systems International, Inc. Tranche B term loan 4.5069% 2/28/08 (f)	2,000,000	1,840,000
DRS Technologies, Inc. term loan 4.8088% 9/30/08 (f)	990,000	990,000
Seagate Technology Holdings, Inc. term loan 3.75% 5/13/07 (f)	2,000,000	1,985,000
Titan Corp. Tranche B term loan 4.7849% 6/30/09 (f)	2,992,500	2,992,500
Veridian Corp. term loan 5.33% 6/30/08 (f)	2,793,000	2,793,000
		14,423,724
Telecommunications - 7.1%
American Tower LP:
Tranche A term loan 4.2961% 6/30/07 (f)	3,750,000	3,000,000
Tranche B term loan 5.31% 12/31/07 (f)	2,000,000	1,640,000
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Telecommunications - continued
Broadwing, Inc.:
Tranche A term loan 4.5378% 11/9/04 (f)	$ 1,000,000	$ 830,000
Tranche C term loan 5.0566% 6/29/07 (f)	1,989,975	1,651,679
CBD Media, Inc. Tranche B term loan 5.02% 12/31/08 (f)	2,000,000	1,985,000
Hughes Electronics Corp. Tranche A term loan 4.79% 12/5/02 (f)	3,000,000	2,955,000
Nextel Finance Co.:
Tranche B term loan 5.1875% 6/30/08 (f)	2,750,000	2,447,500
Tranche C term loan 5.4375% 12/31/08 (f)	2,750,000	2,447,500
Tranche D term loan 4.8125% 3/31/09 (f)	1,000,000	867,500
SpectraSite Communications, Inc. Tranche B term loan 6.311% 12/31/07 (f)	4,500,000	3,667,500
Sygnet Wireless, Inc.:
Tranche B term loan 4.81% 3/23/07 (f)	1,151,344	990,156
Tranche C term loan 5.56% 12/23/07 (f)	796,415	684,917
Triton PCS, Inc. Tranche B term loan 4.8125% 8/3/06 (f)	9,213,056	8,383,881
Western Wireless Corp.:
Tranche A term loan 3.61% 3/31/08 (f)	6,500,000	3,477,500
Tranche B term loan 4.5683% 9/30/08 (f)	1,500,000	802,500
		35,830,633
Textiles & Apparel - 0.2%
The William Carter Co. Tranche B term loan 5.3097% 8/15/08 (f)	990,000	992,475
TOTAL FLOATING RATE LOANS (Cost $406,426,805)		387,645,110
Nonconvertible Bonds - 4.5%
Banks and Thrifts - 0.4%
Sovereign Bancorp, Inc. 8.625% 3/15/04	2,000,000	2,067,500
Consumer Products - 0.4%
Pennzoil-Quaker State Co. 9.4% 12/1/02 (d)	2,000,000	2,000,000
Containers - 0.4%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	2,000,000	2,055,000
Diversified Financial Services - 0.6%
GS Escrow Corp. 7% 8/1/03	3,000,000	3,080,379
Electric Utilities - 0.2%
Pacific Gas & Electric Co.:
6.75% 10/1/23	285,000	250,800
7.05% 3/1/24	1,000,000	890,000
		1,140,800
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Energy - 1.1%
Chesapeake Energy Corp. 7.875% 3/15/04	$ 3,000,000	$ 3,127,500
Forest Oil Corp. 10.5% 1/15/06	1,000,000	1,062,500
Pride Petroleum Services, Inc. 9.375% 5/1/07	1,000,000	1,040,000
		5,230,000
Hotels - 0.4%
ITT Corp. 6.75% 11/15/03	2,000,000	1,975,000
Telecommunications - 1.0%
British Telecommunications PLC 3.1213% 12/15/03 (f)	3,000,000	3,001,047
VoiceStream Wireless Corp. 10.375% 11/15/09	1,752,000	1,804,560
		4,805,607
TOTAL NONCONVERTIBLE BONDS (Cost $22,249,865)		22,354,286
Commercial Mortgage Securities - 0.2%

CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 4.8648% 12/15/09 (e)(f) (Cost $984,876)	1,000,000	975,264
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	11	6
Money Market Funds - 17.3%

Fidelity Cash Central Fund, 1.83% (b)	18,837,473	18,837,473
Fidelity Money Market Central Fund, 1.89% (b)	67,906,296	67,906,296
TOTAL MONEY MARKET FUNDS (Cost $86,743,769)		86,743,769
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $516,405,315)		497,718,435
NET OTHER ASSETS - 0.7%		3,493,261
NET ASSETS - 100%		$ 501,211,696
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $975,264 or 0.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $331,958,773 and $337,529,752, respectively.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,877,000. The weighted average interest rate was 2.63%. At period end there were no bank borrowings outstanding.

Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $9,069,000 of which $5,000, $818,000 and $8,246,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2002

Assets
Investment in securities, at value (cost $516,405,315) - See accompanying schedule		$ 497,718,435
Cash		618,064
Receivable for investments sold		10,177,596
Receivable for fund shares sold		960,728
Interest receivable		1,731,190
Redemption fees receivable		127
Receivable from investment adviser for expense reductions		5,774
Other receivables		2,307
Total assets		511,214,221

Liabilities
Payable for investments purchased	$ 6,738,752
Payable for fund shares redeemed	2,222,263
Distributions payable	324,181
Accrued management fee	286,032
Distribution fees payable	251,148
Other payables and accrued expenses	180,149
Total liabilities		10,002,525

Net Assets		$ 501,211,696
Net Assets consist of:
Paid in capital		$ 528,314,847
Undistributed net investment income		855,021
Accumulated undistributed net realized gain (loss) on investments		(9,271,292)
Net unrealized appreciation (depreciation) on investments		(18,686,880)
Net Assets		$ 501,211,696

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($36,880,061 ÷ 3,903,988 shares)	$ 9.45

Maximum offering price per share (100/96.25 of $9.45)	$ 9.82
Class T: Net Asset Value and redemption price per share ($74,810,491 ÷ 7,926,062 shares)	$ 9.44

Maximum offering price per share (100/97.25 of $9.44)	$ 9.71
Class B: Net Asset Value and offering price per share ($118,297,045 ÷ 12,534,240 shares) A	$ 9.44

Class C: Net Asset Value and offering price per share ($235,461,656 ÷ 24,929,556 shares) A	$ 9.45

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($18,148,172 ÷ 1,922,406 shares)	$ 9.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,614,271 ÷ 1,866,761 shares)	$ 9.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2002

Investment Income
Interest		$ 25,478,165

Expenses
Management fee	$ 3,661,750
Transfer agent fees	794,627
Distribution fees	3,345,296
Accounting fees and expenses	259,862
Non-interested trustees' compensation	1,865
Custodian fees and expenses	32,401
Registration fees	149,403
Audit	53,221
Legal	7,434
Interest	429
Miscellaneous	107,279
Total expenses before reductions	8,413,567
Expense reductions	(49,459)	8,364,108
Net investment income (loss)		17,114,057
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(8,479,878)
Change in net unrealized appreciation (depreciation) on investment securities		(7,489,007)
Net gain (loss)		(15,968,885)
Net increase (decrease) in net assets resulting from operations		$ 1,145,172

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2002	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,114,057	$ 19,452,393
Net realized gain (loss)	(8,479,878)	(593,368)
Change in net unrealized appreciation (depreciation)	(7,489,007)	(10,962,666)
Net increase (decrease) in net assets resulting from operations	1,145,172	7,896,359
Distributions to shareholders from net investment income	(16,398,303)	(19,469,482)
Share transactions - net increase (decrease)	(9,652,611)	430,904,132
Redemption fees	60,419	119,868
Total increase (decrease) in net assets	(24,845,323)	419,450,877

Net Assets
Beginning of period	526,057,019	106,606,142
End of period (including undistributed net investment income of $855,021 and distributions in excess of net investment income of $66,156, respectively)	$ 501,211,696	$ 526,057,019

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.700	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.352	.580	.136
Net realized and unrealized gain (loss)	(.264)	(.185)	(.047)
Total from investment operations	.088	.395	.089
Distributions from net investment income	(.339)	(.638)	(.150)
Redemption fees added to paid in capital E	.001	.003	.001
Net asset value, end of period	$ 9.450	$ 9.700	$ 9.940
Total Return B, C, D	.90%	4.08%	.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.12%	1.14%	1.75% A
Expenses net of voluntary waivers, if any	1.10%	.99%	.78% A
Expenses net of all reductions	1.09%	.98%	.78% A
Net investment income (loss)	3.64%	5.93%	7.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,880	$ 40,806	$ 9,409
Portfolio turnover rate	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.690	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.342	.573	.131
Net realized and unrealized gain (loss)	(.263)	(.195)	(.045)
Total from investment operations	.079	.378	.086
Distributions from net investment income	(.330)	(.631)	(.147)
Redemption fees added to paid in capital E	.001	.003	.001
Net asset value, end of period	$ 9.440	$ 9.690	$ 9.940
Total Return B, C, D	.80%	3.90%	.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.20%	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.19%	1.06%	.93% A
Expenses net of all reductions	1.19%	1.06%	.93% A
Net investment income (loss)	3.54%	5.86%	7.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,810	$ 75,671	$ 24,571
Portfolio turnover rate	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.690	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.298	.525	.134
Net realized and unrealized gain (loss)	(.263)	(.194)	(.056)
Total from investment operations	.035	.331	.078
Distributions from net investment income	(.286)	(.584)	(.139)
Redemption fees added to paid in capital E	.001	.003	.001
Net asset value, end of period	$ 9.440	$ 9.690	$ 9.940
Total Return B, C, D	.35%	3.42%	.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.65%	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.64%	1.54%	1.23% A
Expenses net of all reductions	1.64%	1.54%	1.23% A
Net investment income (loss)	3.09%	5.38%	6.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,297	$ 124,541	$ 24,044
Portfolio turnover rate	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.700	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.290	.516	.125
Net realized and unrealized gain (loss)	(.263)	(.184)	(.051)
Total from investment operations	.027	.332	.074
Distributions from net investment income	(.278)	(.575)	(.135)
Redemption fees added to paid in capital E	.001	.003	.001
Net asset value, end of period	$ 9.450	$ 9.700	$ 9.940
Total Return B, C, D	.26%	3.42%	.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.73%	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.73%	1.64%	1.44% A
Expenses net of all reductions	1.73%	1.63%	1.44% A
Net investment income (loss)	3.00%	5.28%	6.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,462	$ 277,671	$ 47,708
Portfolio turnover rate	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Year ended October 31,	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.520
Income from Investment Operations
Net investment income (loss) D	.040
Net realized and unrealized gain (loss)	(.084)
Total from investment operations	(.044)
Distribution from net investment income	(.037)
Redemption fees added to paid in capital D	.001
Net asset value, end of period	$ 9.440
Total Return B, C	(.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.15% A
Expenses net of voluntary waivers, if any	.95% A
Expenses net of all reductions	.94% A
Net investment income (loss)	3.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,148
Portfolio turnover rate	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative on longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.690	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income (loss) D	.365	.590	.151
Net realized and unrealized gain (loss)	(.262)	(.193)	(.058)
Total from investment operations	.103	.397	.093
Distributions from net investment income	(.354)	(.650)	(.154)
Redemption fees added to paid in capital D	.001	.003	.001
Net asset value, end of period	$ 9.440	$ 9.690	$ 9.940
Total Return B, C	1.06%	4.11%	.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.94%	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.94%	.87%	.49% A
Expenses net of all reductions	.93%	.87%	.49% A
Net investment income (loss)	3.79%	6.05%	7.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,614	$ 7,368	$ 875
Portfolio turnover rate	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2002

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 714,694	|
Unrealized depreciation	(19,360,727)
Net unrealized appreciation (depreciation)	(18,646,033)
Undistributed ordinary income	1,765,882
Capital loss carryforward	(9,068,830)
Total Distributable earnings	$ (25,948,981)
Cost for federal income tax purposes	$ 516,364,468

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 16,398,303	|

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 60,516	$ 11
Class T	0%	.25%	201,206	-
Class B	.55%	.15%	882,605	693,552
Class C	.55%	.25%	2,200,969	1,720,148
			$ 3,345,296	$ 2,413,711

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 73,534	$ 42,739
Class T	71,831	33,641
Class B*	593,387	593,387
Class C*	467,488	467,488
	$ 1,206,240	$ 1,137,255

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Fidelity Floating Rate High Income Fund. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 70,069.17
Class T	122,880.15
Class B	193,204.15
Class C	381,724.14
Fidelity Floating Rate High Income Fund	2,754	.32*
Institutional Class	23,996.15
	$ 794,627

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,030,673 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.10%	$ 7,145
Fidelity Floating Rate High Income Fund	.95%	1,715
		$ 8,860

Annual Report

7. Expense Reductions - continued

FMR Voluntarily agreed to reimburse a portion of Advisor Floating Rate High Income Fund's Class A, Class T, Class B, Class C and Institutional Class operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class A	$ 1,190
Class T	2,432
Class B	3,764
Class C	7,497
Institutional Class	566

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $25,150.

8. Other Information

At the end of the period, one unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31,
	2002	2001
From net investment income
Class A	$ 1,416,365	$ 1,835,119
Class T	2,733,425	3,362,110
Class B	3,728,719	4,385,950
Class C	7,916,481	9,604,473
Fidelity Floating Rate High Income Fund	27,352	-
Institutional Class	575,961	281,830
Total	$ 16,398,303	$ 19,469,482

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2002 A	2001	2002 A	2001
Class A
Shares sold	2,012,769	5,712,613	$ 19,547,251	$ 56,451,901
Reinvestment of distributions	107,149	130,830	1,035,972	1,288,707
Shares redeemed	(2,421,410)	(2,584,255)	(23,408,607)	(25,386,651)
Net increase (decrease)	(301,492)	3,259,188	$ (2,825,384)	$ 32,353,957
Class T
Shares sold	5,346,120	8,802,626	$ 51,902,176	$ 86,966,420
Reinvestment of distributions	240,647	275,759	2,322,291	2,716,071
Shares redeemed	(5,466,050)	(3,744,724)	(52,625,024)	(36,842,093)
Net increase (decrease)	120,717	5,333,661	$ 1,599,443	$ 52,840,398
Class B
Shares sold	3,679,081	12,461,747	$ 35,646,710	$ 123,153,366
Reinvestment of distributions	260,831	295,527	2,518,954	2,908,521
Shares redeemed	(4,251,942)	(2,330,352)	(40,949,562)	(22,928,182)
Net increase (decrease)	(312,030)	10,426,922	$ (2,783,898)	$ 103,133,705
Class C
Shares sold	9,640,677	29,105,787	$ 93,673,867	$ 287,795,662
Reinvestment of distributions	561,009	694,447	5,424,831	6,840,269
Shares redeemed	(13,892,017)	(5,978,232)	(133,841,051)	(58,711,140)
Net increase (decrease)	(3,690,331)	23,822,002	$ (34,742,353)	$ 235,924,791
Floating Rate High Income Fund
Shares sold	1,925,827	-	$ 18,241,479	$ -
Reinvestment of distributions	2,686	-	25,355	-
Shares redeemed	(6,107)	-	(57,778)	-
Net increase (decrease)	1,922,406	-	$ 18,209,056	$ -
Institutional Class
Shares sold	2,635,414	1,032,825	$ 25,594,498	$ 10,191,439
Reinvestment of distributions	20,972	17,644	201,594	173,891
Shares redeemed	(1,549,687)	(378,453)	(14,905,567)	(3,714,049)
Net increase (decrease)	1,106,699	672,016	$ 10,890,525	$ 6,651,281

A Share transactions for Fidelity Floating Rate High Income Fund are for the period September 19, 2002 (commencement of sale of shares) to
October 31, 2002.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 6, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/
consulting), Chairman of the Deloitte & Touche Foundation, and a
member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Bart A. Grenier (43)

Year of Election or Appointment: 2002

Vice President of Advisor Floating Rate High Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Bond Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Name, Age; Principal Occupation
Eric D. Roiter (53)

Year of Election or Appointment: 2000

Secretary of Advisor Floating Rate High Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Floating Rate High Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Floating Rate High Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 2000 Assistant Treasurer of Advisor Floating Rate High Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Floating Rate High Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Floating Rate High Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Floating Rate High Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of .67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AFRI-ANN-1202 158327
1.750078.102

(Fidelity Investment logo)(registered trademark)

Fidelity

Floating Rate High Income

Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

Annual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of retail shares took place on September 19, 2002. Returns prior to September 19, 2002 are those of the Institutional Class of Fidelity® Advisor Floating Rate High Income, one of the original classes of the fund. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity Floating Rate High Income	0.89%	6.02%
CSFB Leveraged Loan Index Plus	0.44%	2.02%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Credit Suisse First Boston (CSFB) Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. This benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charge.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Life of fund
Fidelity Floating Rate High Income	0.89%	2.68%
CSFB Leveraged Loan Index Plus	0.44%	0.91%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Floating Rate High Income Fund on August 16, 2000, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the CSFB Leveraged Loan Index Plus did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Annual Report

Total Return Components

September 19, 2002 (commencement of sale of shares) to October 31,
2002
Dividend returns	0.39%
Capital returns	-0.84%
Total returns	-0.45%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2002	Past 1 month	Life of fund
Dividends per share	2.68¢	3.70¢
Annualized dividend rate	3.33%	3.39%
30-day annualized yield	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.47 over the past one month and $9.48 over the life of the class, you can compare the fund's income over these two periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once the fund has a longer more stable operating history.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

The leveraged loan market started strong in the first half of 2002, driven by favorable supply and demand. By summer, however, it succumbed to a market of widening credit spreads and lower base levels for LIBOR rates. The CSFB Leveraged Loan Index Plus, a broad measure of this market, gained 0.44% for the year ending October 31, 2002. The loan market began the year with heavy cash positions due to the fall-off in new loan issuance after September 11, 2001. Supply was further constrained in early 2002 as companies took advantage of historically low interest rates and refinanced bank debt with high-yield bonds. By June, this technical imbalance led to four-year lows on new-issue loan spreads and a 52 basis point (bps) tightening on loans already trading in the market. Coincident with this technical trend, however, were growing corporate governance concerns highlighted by the WorldCom and Adelphia bankruptcy filings. Adelphia represented 2.5% of the index and its troubles led to a general widening of loan credit risk premiums. By October, secondary loan spreads widened to 375 bps. Upheaval in the capital markets caused companies to focus on improving their credit quality by deleveraging their balance sheets through debt repayments and debt-for-equity swaps.

(Portfolio Manager photograph)
An interview with Christine McConnell, Portfolio Manager of Fidelity Floating Rate High Income Fund

Q. Christine, how did the fund perform?

A. For the 12 months that ended October 31, 2002, the fund provided a total return of 0.89%. The fund's benchmark, the CSFB Leveraged Loan Index Plus, returned 0.44%.

Q. What helped fund performance during the period?

A. The fund benefited from an overweighted position in higher-quality companies as well as a significant cash position. Our overweightings in gaming, forest products and energy companies, as well as our underweightings in the cable TV and telecommunication sectors, were beneficial for the fund's total performance. Security selection in the financial and telecom sectors helped returns in those beleaguered industries.

Q. What detracted from performance?

A. Early underweightings in the chemical and transportation sectors hurt the fund's performance as these sectors proved to be more resilient than anticipated in the face of an economic slowdown. An overweighting in the wireless communication tower sector also detracted from performance. Missed rallies in some distressed/bankrupt names hurt the fund's performance relative to the index.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How was the fund positioned during the past 12 months?

A. Given the high degree of economic uncertainty present in the market over the past 12 months, I sought to expand diversification to become more reflective of general market performance and less dependent on the specific performance of any company or industry, particularly cable and telecom. The number of companies represented in the fund increased from 109 to 152. The fund diversified into smaller capitalization names to reduce exposure to companies with external financing needs. Given the prospects of a low-growth, low-inflationary environment, the fund was positioned in sectors that had strong current free cash flow generation - including some health care and service companies - or cyclicals that had access to liquidity and where bank debt leverage was at less than five times trough cash flow. When possible, the fund added exposure to companies that served to benefit from global turmoil, such as energy, defense and basic materials. I also added companies with pricing opportunities or protections, including hospitals, health care, utilities and raw materials. Overweightings versus the index included paper, utilities, broadcasters and leisure. Key underweightings included auto-parts manufacturers, telecom, technology and environmental services.

Q. What's your outlook?

A. It appears that the consumer is finally rolling over. Retail sales have disappointed, employment levels are lower than anticipated and aggressive financial incentives are no longer effectively stimulating consumer purchase decisions. Manufacturing and capital spending remain in the doldrums. The recent rate cut was well received by the capital markets and opened the window for new financings, but the rates required by new bank deals are higher than those required earlier this year. The government has indicated a willingness to become more aggressive on the economic front through increased spending and reduced taxes. However, corporate governance, terrorism and the threat of war with Iraq continue to represent an oppressive market overhang. That being said, new issue loan spreads are wider than levels experienced after the Russian debt crisis and, as reported by the fixed-income and high-yield bond markets, credit spread premiums are at all time highs. This is true for the leveraged-loan market as well.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fund Facts

Goal: seeks a high level of current income

Fund number: 814

Trading symbol: FFRHX

Start date: August 16, 2000

Size: as of October 31, 2002, more than $501 million

Manager: Christine McConnell, since inception; joined Fidelity in 1987

3

Christine McConnell on whether the time is right to add credit risk:

"Given my outlook, it appears prudent to add credit risk at this time. There's been a substantial tiering within the leveraged-loan universe with some bank debt trading in the mid 80s to low 90s based on total return expectations, including potential price appreciation, whereas other bank debt is trading closer to par based on scarcity value and its LIBOR spread. Most recently, the top performing loans have come from stressed names that have found price support levels and are expected to pay a coupon while the balance sheet or regulatory issues resolve themselves. I would expect that to continue to be the case for a while. Many bellwether names have already been repriced to match the wider spreads being offered on new loan issues and should hold their value for a while. Additionally, bank debt trading below par will benefit as companies once again take advantage of the improved health of the high-yield bond market to refinance bank debt at par with new bond offers. Corporate leverage is high and balance sheets need to reduce debt. In the case of bank debt, it doesn't matter whether deleveraging events come from asset sales, debt for equity swaps or outright equity sales. All enhance the credit posture of the company and the value of the bank claims."

Annual Report

Investment Changes

Top Five Holdings as of October 31, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Southern California Edison Co.	2.5	1.8
Charter Communication Operating LLC	2.3	3.7
Triad Hospitals, Inc.	2.2	1.8
Owens Group, Inc./Owens-Brockway Glass Container, Inc.	1.8	0.0
Suiza Foods Corp.	1.7	1.6
	10.5
Top Five Market Sectors as of October 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	8.1	9.9
Healthcare	7.9	5.9
Cable TV	4.9	8.9
Food/Beverage/Tobacco	4.7	4.4
Paper	4.2	7.3
Quality Diversification (% of fund's net assets)
As of October 31, 2002	As of April 30, 2002
AAA, AA, A 0.4	AAA, AA, A 0.6
BBB 4.2	BBB 3.0
BB 47.1	BB 38.1
B 21.4	B 18.8
CCC, CC, C 1.4	CCC, CC, C 1.4
Not Rated 7.5	Not Rated 21.0
Short-Term Investments and Net Other Assets 18.0	Short-Term Investments and Net Other Assets 17.1

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2002*		As of April 30, 2002**
	Floating Rate Loans 77.3%		Floating Rate Loans 74.0%
	Nonconvertible Bonds 4.5%		Nonconvertible Bonds 8.6%
	Other Investments 0.2%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 18.0%		Short-Term Investments and Net Other Assets 17.1%
* Foreign investments	3.6%	** Foreign investments	3.2%

Annual Report

Investments October 31, 2002

Showing Percentage of Net Assets

Floating Rate Loans (g) - 77.3%
	Principal Amount	Value (Note 1)
Automotive - 1.1%
Lear Corp. term loan 3.33% 5/4/04 (f)	$ 1,000,000	$ 993,750
SPX Corp.:
Tranche B term loan 4.0625% 9/30/09 (f)	1,645,875	1,621,187
Tranche C term loan 4.3125% 3/31/10 (f)	2,743,125	2,701,978
		5,316,915
Broadcasting - 3.9%
Citadel Broadcasting Co. Tranche B term loan 4.54% 4/3/09 (f)	7,000,000	7,017,500
Cumulus Media, Inc. Tranche B term loan 4.8125% 12/31/08 (f)	2,000,000	2,010,000
Emmis Communications Corp. Tranche C term loan 4.375% 8/31/09 (f)	2,539,435	2,545,784
Granite Broadcasting Corp. Tranche A term loan 6.5% 4/30/04 (f)	1,166,667	1,120,000
Gray Communications System, Inc. term loan 4.8% 12/31/10 (f)	1,400,000	1,405,250
Paxson Communications Corp. Tranche B term loan 5.4037% 6/30/06 (f)	1,472,532	1,435,718
Sinclair Broadcast Group, Inc. term loan 4.125% 12/31/09 (f)	4,100,000	4,100,000
		19,634,252
Building Materials - 0.4%
Mueller Group, Inc. Tranche E term loan 4.5355% 5/31/08 (f)	1,995,000	1,975,050
Cable TV - 4.9%
Adelphia Communications Corp. Tranche B term loan 5.0613% 6/25/04 (f)	2,000,000	1,997,500
Century Cable Holdings LLC Tranche B term loan 6.75% 12/31/09 (c)(f)	6,750,000	4,522,500
Charter Communication Operating LLC:
term loan 4.56% 9/18/08 (f)	4,477,500	3,559,613
Tranche B term loan 4.58% 3/18/08 (f)	10,437,513	8,350,010
Insight Midwest Holdings LLC Tranche B term loan 4.5625% 12/31/09 (f)	2,000,000	1,860,000
PanAmSat Corp. Tranche B term loan 5.3% 12/31/08 (f)	2,000,000	1,900,000
Pegasus Media & Communications, Inc. Tranche B term loan 5.3125% 4/30/05 (f)	2,917,727	2,421,714
		24,611,337
Capital Goods - 2.9%
Dresser, Inc. Tranche B term loan 5.27% 4/10/09 (f)	3,552,640	3,570,403
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Capital Goods - continued
Flowserve Corp. Tranche C term loan 4.7066% 6/30/09 (f)	$ 2,392,810	$ 2,344,954
Terex Corp. term loan 3.8698% 6/24/09 (f)	2,992,500	2,797,988
Tyco International Group SA term loan 4.975% 2/6/03 (f)	5,000,000	4,800,000
United Defense Industries, Inc. Tranche B term loan 4.3% 8/13/09 (f)	1,239,978	1,238,428
		14,751,773
Chemicals - 3.5%
Berry Plastics Corp. term loan 4.8% 6/30/10 (f)	997,500	998,747
Compass Minerals Group, Inc. Tranche B term loan 4.6251% 11/28/09 (f)	596,626	596,626
CP Kelco:
Tranche B term loan 5.7981% 3/31/08 (f)	430,702	398,399
Tranche C term loan 6.0481% 9/30/08 (f)	144,191	133,377
Equistar Chemicals LP/Equistar Funding Corp. term loan 5.28% 8/24/07 (f)	990,000	985,050
Geo Specialty Chemicals, Inc. Tranche B term loan 7% 12/31/07 (f)	1,160,321	1,090,702
Georgia Gulf Corp. Tranche C term loan 4.9162% 5/12/09 (f)	1,878,000	1,878,000
Huntsman Co. LLC:
Tranche A term loan 6.2992% 3/31/07 (f)	202,760	156,125
Tranche B term loan 7.875% 3/31/07 (f)	97,240	74,875
Huntsman ICI Chemicals LLC:
Tranche B term loan 5.8414% 6/30/07 (f)	1,172,531	1,137,355
Tranche C term loan 6.125% 6/30/08 (f)	1,172,531	1,137,355
JohnsonDiversey, Inc. Tranche B term loan 5.3238% 11/3/09 (f)	1,000,000	1,000,000
Messer Griesheim Holding AG:
Tranche B2 term loan 4.58% 4/28/09 (f)	701,626	705,134
Tranche C2 term loan 5.08% 4/28/10 (f)	1,298,374	1,304,866
Millennium America, Inc. term loan 4.8442% 6/18/06 (f)	1,382,500	1,382,500
PMD Group, Inc. Tranche B term loan 5.3512% 9/30/08 (f)	2,842,965	2,842,965
The Scotts Co. Tranche B term loan 4.7007% 12/31/07 (f)	1,739,904	1,746,429
		17,568,505
Consumer Products - 2.1%
Armkel LLC Tranche B term loan 4.8125% 3/28/09 (f)	990,000	994,950
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Consumer Products - continued
Church & Dwight, Inc. Tranche B term loan 4.3% 9/30/07 (f)	$ 1,995,000	$ 2,004,975
Playtex Products, Inc. Tranche C term loan 4.0558% 5/31/09 (f)	2,985,000	2,962,613
Revlon Consumer Products Corp. term loan 8.5% 5/30/05 (f)	1,000,000	920,000
Sealy Mattress Co.:
Tranche B term loan 3.875% 12/15/04 (f)	1,501,945	1,396,809
Tranche C term loan 4.125% 12/15/05 (f)	1,083,269	1,007,441
Tranche D term loan 4.375% 12/15/06 (f)	1,384,826	1,287,888
		10,574,676
Containers - 3.3%
Ball Corp. Tranche B term loan 3.75% 3/10/06 (f)	979,644	979,644
Owens Group, Inc./Owens-Brockway Glass Container, Inc. term loan 3.83% 3/31/04 (f)	9,117,063	8,957,515
Owens-Illinois, Inc. term loan 4.34% 3/31/04 (f)	358,067	353,591
Packaging Corp. of America Tranche B term loan 3.79% 6/29/07 (f)	1,975,387	1,975,387
Silgan Holdings, Inc. Tranche B term loan 3.85% 11/30/08 (f)	4,000,000	3,995,000
U.S. Can Corp. Tranche B term loan 6.05% 10/4/08 (f)	181,158	153,984
		16,415,121
Diversified Financial Services - 2.1%
Crown Castle Operating Co. Tranche B term loan 4.67% 3/15/08 (f)	1,500,000	1,312,500
Marina District Finance Co., Inc. Tranche B term loan 5.7888% 12/13/07 (f)	3,000,000	2,977,500
Olympus Cable Holdings LLC Tranche B term loan 6.75% 9/30/10 (f)	7,000,000	5,250,000
United Rentals, Inc. term loan 4.9544% 10/7/07 (f)	985,000	945,600
		10,485,600
Diversified Media - 2.7%
Lamar Media Corp.:
Tranche B term loan 4.125% 8/1/06 (f)	2,468,750	2,462,578
Tranche C term loan 4.375% 2/1/07 (f)	4,000,000	4,000,000
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Diversified Media - continued
Metro-Goldwyn-Mayer Studios, Inc. Tranche B term loan 4.8% 6/30/08 (f)	$ 3,000,000	$ 2,955,000
Regal Cinemas, Inc. Tranche C term loan 4.5625% 12/31/07 (f)	3,900,000	3,909,750
		13,327,328
Electric Utilities - 3.1%
AES Corp. term loan 5.225% 9/24/03 (f)	4,100,000	2,706,000
Michigan Electric Transmission Co. LLC term loan 4.4111% 5/1/07 (f)	349,125	347,816
Southern California Edison Co.:
Tranche A term loan 4.3125% 3/1/03 (f)	2,000,000	1,990,000
Tranche B term loan 4.8125% 3/1/05 (f)	10,500,000	10,421,242
		15,465,058
Energy - 2.5%
Consumers Energy Co. term loan 6.3204% 7/11/04 (f)	2,000,000	1,930,000
PG&E Gas Transmission Northwest Corp. term loan 8% 7/31/03 (f)	3,000,000	2,820,000
PMC (Nova Scotia) Co. term loan 4.06% 5/5/06 (f)	2,970,000	2,966,288
Pride Offshore, Inc. term loan 4.2526% 6/20/07 (f)	1,194,000	1,196,985
Tesoro Petroleum Corp. Tranche B term loan 7.5% 12/31/07 (f)	993,898	849,783
Western Resources, Inc. term loan 4.8% 6/6/05 (f)	3,000,000	2,857,500
		12,620,556
Environmental - 1.1%
Allied Waste North America, Inc.:
Tranche B term loan 4.5976% 7/21/06 (f)	2,208,682	2,142,422
Tranche C term loan 4.855% 7/21/07 (f)	2,650,419	2,570,907
Stericycle, Inc. Tranche B term loan 4.3017% 9/5/07 (f)	629,877	631,452
		5,344,781
Food and Drug Retail - 1.6%
Duane Reade, Inc. Tranche B term loan 4.3798% 2/15/07 (f)	1,594,825	1,590,838
Rite Aid Corp. Tranche A term loan 5.5666% 6/27/05 (f)	2,911,382	2,794,927
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Food and Drug Retail - continued
Shoppers Drug Mart Corp. Tranche F term loan 3.8542% 2/4/09 (f)	$ 2,858,824	$ 2,855,250
Winn-Dixie Stores, Inc. Tranche B term loan 4.625% 3/28/07 (f)	1,000,000	1,003,750
		8,244,765
Food/Beverage/Tobacco - 4.7%
Commonwealth Brands, Inc. term loan 5.875% 8/28/07 (f)	2,416,667	2,407,604
Cott Corp. term loan 4.8% 12/31/06 (f)	1,759,363	1,763,761
Del Monte Corp. term loan 4.5625% 3/31/08 (f)	6,976,356	6,976,356
Interstate Bakeries Corp. Tranche C term loan 3.8269% 7/19/07 (f)	997,500	997,500
National Dairy Holdings LP Tranche B term loan 4.0601% 4/30/09 (f)	2,761,125	2,761,125
Suiza Foods Corp. Tranche B term loan 4.05% 7/15/08 (f)	8,758,895	8,726,049
		23,632,395
Gaming - 2.7%
Alliance Gaming Corp. Tranche B term loan 5.36% 12/31/06 (f)	3,980,000	3,989,950
Ameristar Casinos, Inc. Tranche B term loan 4.5625% 12/20/06 (f)	2,684,253	2,690,964
Argosy Gaming Co. Tranche B term loan 4.55% 7/31/08 (f)	2,668,724	2,668,724
Boyd Gaming Corp. term loan 3.8356% 6/24/08 (f)	1,496,250	1,496,250
Venetian Casino Resort LLC Tranche B term loan 4.8% 6/4/08 (f)	2,693,250	2,696,617
		13,542,505
Healthcare - 7.9%
Alliance Imaging, Inc. Tranche C term loan 4.2737% 6/10/08 (f)	903,232	902,103
Alpharma, Inc. Tranche B term loan 5.05% 7/31/08 (f)	826,938	769,053
Apria Healthcare Group, Inc. Tranche B term loan 3.8057% 7/20/07 (f)	1,982,481	1,977,525
Community Health Systems, Inc. term loan 4.32% 7/16/10 (f)	4,100,000	4,079,500
Concentra Operating Corp.:
Tranche B term loan 5.7552% 6/30/06 (f)	659,847	649,949
Tranche C term loan 6.0052% 6/30/07 (f)	329,923	324,974
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Healthcare - continued
DaVita, Inc. Tranche B term loan 4.8805% 3/31/09 (f)	$ 4,964,412	$ 4,964,412
Express Scripts, Inc. Tranche B term loan 3.841% 3/31/07 (f)	3,000,000	2,970,000
Genesis Health Ventures, Inc. Tranche B term loan 5.3% 3/31/07 (f)	1,469,970	1,469,970
HCA, Inc. term loan 2.79% 4/30/06 (f)	5,225,000	5,146,625
IASIS Healthcare Corp. Tranche B term loan 6.04% 9/30/06 (f)	994,872	992,385
Sybron Dental Management, Inc. term loan 4.3217% 6/6/09 (f)	1,595,875	1,595,875
Triad Hospitals, Inc.:
Tranche A term loan 4.07% 3/31/07 (f)	960,000	956,400
Tranche B term loan 4.82% 9/30/08 (f)	9,890,909	9,915,636
Unilab Corp. Tranche B term loan 5.3125% 11/23/06 (f)	2,848,931	2,848,931
		39,563,338
Homebuilding/Real Estate - 2.1%
AIMCO Properties LP term loan 4.38% 3/11/04 (f)	1,471,943	1,471,943
Corrections Corp. of America Tranche B term loan 5.3051% 3/31/08 (f)	2,985,000	2,988,731
Lennar Corp. Tranche C term loan 4.375% 5/2/07 (f)	4,936,869	4,936,869
Ventas Realty LP/Ventas Capital Corp. Tranche B term loan 4.34% 4/17/07 (f)	997,500	992,513
		10,390,056
Hotels - 0.9%
Extended Stay America, Inc. Tranche B term loan 5.3% 1/15/08 (f)	1,336,411	1,329,729
KSL Recreation Group, Inc. Tranche C term loan 4.5463% 12/21/06 (f)	1,980,000	1,970,100
Wyndham International, Inc. term loan 6.5625% 6/30/04 (f)	1,762,813	1,348,552
		4,648,381
Leisure - 1.3%
Isle of Capri Casinos, Inc. term loan 4.2856% 4/16/12 (f)	597,000	597,000
Six Flags Theme Park, Inc. Tranche B term loan 4.05% 6/30/09 (f)	6,000,000	5,880,000
		6,477,000
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Metals/Mining - 0.2%
Arch Western Resources LLC Tranche B term loan 4.83% 4/12/10 (f)	$ 1,000,000	$ 995,000
Paper - 4.2%
Graphic Packaging Corp. term loan 4.54% 2/28/09 (f)	1,384,513	1,387,974
Jefferson Smurfit Corp. Tranche B term loan 4.0625% 3/31/07 (f)	6,476,364	6,379,218
Printpack Holdings, Inc. Tranche B term loan 4.5625% 3/31/09 (f)	990,000	990,000
Riverwood International Corp. Tranche B term loan:
4.2646% 3/31/07 (f)	995,000	987,538
4.5855% 12/31/06 (f)	5,400,000	5,386,500
Stone Container Corp.:
Tranche B term loan 4.3125% 6/30/09 (f)	4,384,615	4,307,885
Tranche C term loan 4.3125% 6/30/09 (f)	1,615,385	1,587,115
		21,026,230
Publishing/Printing - 2.2%
Advanstar Communications, Inc. Tranche B term loan 5.82% 10/11/07 (f)	2,114,286	1,818,286
CanWest Global Communications Corp.:
Tranche B term loan 5.31% 4/30/08 (f)	1,822,184	1,817,629
Tranche C term loan 5.56% 4/30/09 (f)	1,137,765	1,134,921
Reader's Digest Association, Inc. Tranche B term loan 4.2576% 5/20/08 (f)	2,992,500	2,857,838
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B term loan 4.8355% 6/27/08 (f)	1,476,288	1,461,525
Yell Finance BV Tranche C term loan 5.29% 3/31/10 (f)	1,990,000	1,972,588
		11,062,787
Railroad - 0.2%
Kansas City Southern Railway Co. Tranche B term loan 3.7763% 6/12/08 (f)	1,197,000	1,191,015
Restaurants - 1.7%
AFC Enterprises, Inc. Tranche B term loan 4.0625% 5/23/09 (f)	1,755,600	1,755,600
Buffets, Inc. term loan 5.4138% 6/28/09 (f)	995,000	995,000
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Restaurants - continued
Domino's Franchise Holding Co. Tranche B term loan 4.3% 6/30/08 (f)	$ 4,738,125	$ 4,738,125
Travelcenters of America, Inc. term loan 5.0902% 11/14/08 (f)	992,500	994,981
		8,483,706
Services - 2.6%
Accredo Health, Inc. Tranche B term loan 4.58% 3/31/09 (f)	995,000	997,488
Caremark Rx, Inc. term loan 4.05% 3/31/06 (f)	3,980,000	3,970,050
Coinmach Corp. Tranche B term loan 4.6404% 7/25/09 (f)	2,265,500	2,262,668
Iron Mountain, Inc. Tranche B term loan 4.0838% 2/15/08 (f)	5,000,000	5,006,250
Weight Watchers International, Inc. Tranche B term loan 4.312% 12/31/07 (f)	903,873	903,873
		13,140,329
Super Retail - 1.2%
Kmart Corp. Tranche B term loan 5.0613% 4/22/04 (f)	4,000,000	3,910,000
PETCO Animal Supplies, Inc. Tranche C term loan 4.8% 10/2/08 (f)	1,994,832	1,999,819
		5,909,819
Technology - 2.9%
Alliant Techsystems, Inc. Tranche C term loan 4.0625% 4/20/09 (f)	2,853,224	2,853,224
Amphenol Corp. Tranche B term loan 3.4112% 10/3/06 (f)	1,000,000	970,000
CSG Systems International, Inc. Tranche B term loan 4.5069% 2/28/08 (f)	2,000,000	1,840,000
DRS Technologies, Inc. term loan 4.8088% 9/30/08 (f)	990,000	990,000
Seagate Technology Holdings, Inc. term loan 3.75% 5/13/07 (f)	2,000,000	1,985,000
Titan Corp. Tranche B term loan 4.7849% 6/30/09 (f)	2,992,500	2,992,500
Veridian Corp. term loan 5.33% 6/30/08 (f)	2,793,000	2,793,000
		14,423,724
Telecommunications - 7.1%
American Tower LP:
Tranche A term loan 4.2961% 6/30/07 (f)	3,750,000	3,000,000
Tranche B term loan 5.31% 12/31/07 (f)	2,000,000	1,640,000
Floating Rate Loans (g) - continued
	Principal Amount	Value (Note 1)
Telecommunications - continued
Broadwing, Inc.:
Tranche A term loan 4.5378% 11/9/04 (f)	$ 1,000,000	$ 830,000
Tranche C term loan 5.0566% 6/29/07 (f)	1,989,975	1,651,679
CBD Media, Inc. Tranche B term loan 5.02% 12/31/08 (f)	2,000,000	1,985,000
Hughes Electronics Corp. Tranche A term loan 4.79% 12/5/02 (f)	3,000,000	2,955,000
Nextel Finance Co.:
Tranche B term loan 5.1875% 6/30/08 (f)	2,750,000	2,447,500
Tranche C term loan 5.4375% 12/31/08 (f)	2,750,000	2,447,500
Tranche D term loan 4.8125% 3/31/09 (f)	1,000,000	867,500
SpectraSite Communications, Inc. Tranche B term loan 6.311% 12/31/07 (f)	4,500,000	3,667,500
Sygnet Wireless, Inc.:
Tranche B term loan 4.81% 3/23/07 (f)	1,151,344	990,156
Tranche C term loan 5.56% 12/23/07 (f)	796,415	684,917
Triton PCS, Inc. Tranche B term loan 4.8125% 8/3/06 (f)	9,213,056	8,383,881
Western Wireless Corp.:
Tranche A term loan 3.61% 3/31/08 (f)	6,500,000	3,477,500
Tranche B term loan 4.5683% 9/30/08 (f)	1,500,000	802,500
		35,830,633
Textiles & Apparel - 0.2%
The William Carter Co. Tranche B term loan 5.3097% 8/15/08 (f)	990,000	992,475
TOTAL FLOATING RATE LOANS (Cost $406,426,805)		387,645,110
Nonconvertible Bonds - 4.5%
Banks and Thrifts - 0.4%
Sovereign Bancorp, Inc. 8.625% 3/15/04	2,000,000	2,067,500
Consumer Products - 0.4%
Pennzoil-Quaker State Co. 9.4% 12/1/02 (d)	2,000,000	2,000,000
Containers - 0.4%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	2,000,000	2,055,000
Diversified Financial Services - 0.6%
GS Escrow Corp. 7% 8/1/03	3,000,000	3,080,379
Electric Utilities - 0.2%
Pacific Gas & Electric Co.:
6.75% 10/1/23	285,000	250,800
7.05% 3/1/24	1,000,000	890,000
		1,140,800
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Energy - 1.1%
Chesapeake Energy Corp. 7.875% 3/15/04	$ 3,000,000	$ 3,127,500
Forest Oil Corp. 10.5% 1/15/06	1,000,000	1,062,500
Pride Petroleum Services, Inc. 9.375% 5/1/07	1,000,000	1,040,000
		5,230,000
Hotels - 0.4%
ITT Corp. 6.75% 11/15/03	2,000,000	1,975,000
Telecommunications - 1.0%
British Telecommunications PLC 3.1213% 12/15/03 (f)	3,000,000	3,001,047
VoiceStream Wireless Corp. 10.375% 11/15/09	1,752,000	1,804,560
		4,805,607
TOTAL NONCONVERTIBLE BONDS (Cost $22,249,865)		22,354,286
Commercial Mortgage Securities - 0.2%

CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 4.8648% 12/15/09 (e)(f) (Cost $984,876)	1,000,000	975,264
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	11	6
Money Market Funds - 17.3%

Fidelity Cash Central Fund, 1.83% (b)	18,837,473	18,837,473
Fidelity Money Market Central Fund, 1.89% (b)	67,906,296	67,906,296
TOTAL MONEY MARKET FUNDS (Cost $86,743,769)		86,743,769
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $516,405,315)		497,718,435
NET OTHER ASSETS - 0.7%		3,493,261
NET ASSETS - 100%		$ 501,211,696
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $975,264 or 0.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $331,958,773 and $337,529,752, respectively.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,877,000. The weighted average interest rate was 2.63%. At period end there were no bank borrowings outstanding.

Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $9,069,000 of which $5,000, $818,000 and $8,246,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2002

Assets
Investment in securities, at value (cost $516,405,315) - See accompanying schedule		$ 497,718,435
Cash		618,064
Receivable for investments sold		10,177,596
Receivable for fund shares sold		960,728
Interest receivable		1,731,190
Redemption fees receivable		127
Receivable from investment adviser for expense reductions		5,774
Other receivables		2,307
Total assets		511,214,221

Liabilities
Payable for investments purchased	$ 6,738,752
Payable for fund shares redeemed	2,222,263
Distributions payable	324,181
Accrued management fee	286,032
Distribution fees payable	251,148
Other payables and accrued expenses	180,149
Total liabilities		10,002,525

Net Assets		$ 501,211,696
Net Assets consist of:
Paid in capital		$ 528,314,847
Undistributed net investment income		855,021
Accumulated undistributed net realized gain (loss) on investments		(9,271,292)
Net unrealized appreciation (depreciation) on investments		(18,686,880)
Net Assets		$ 501,211,696

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($36,880,061 ÷ 3,903,988 shares)	$ 9.45

Maximum offering price per share (100/96.25 of $9.45)	$ 9.82
Class T: Net Asset Value and redemption price per share ($74,810,491 ÷ 7,926,062 shares)	$ 9.44

Maximum offering price per share (100/97.25 of $9.44)	$ 9.71
Class B: Net Asset Value and offering price per share ($118,297,045 ÷ 12,534,240 shares) A	$ 9.44

Class C: Net Asset Value and offering price per share ($235,461,656 ÷ 24,929,556 shares) A	$ 9.45

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($18,148,172 ÷ 1,922,406 shares)	$ 9.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,614,271 ÷ 1,866,761 shares)	$ 9.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2002

Investment Income
Interest		$ 25,478,165

Expenses
Management fee	$ 3,661,750
Transfer agent fees	794,627
Distribution fees	3,345,296
Accounting fees and expenses	259,862
Non-interested trustees' compensation	1,865
Custodian fees and expenses	32,401
Registration fees	149,403
Audit	53,221
Legal	7,434
Interest	429
Miscellaneous	107,279
Total expenses before reductions	8,413,567
Expense reductions	(49,459)	8,364,108
Net investment income (loss)		17,114,057
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(8,479,878)
Change in net unrealized appreciation (depreciation) on investment securities		(7,489,007)
Net gain (loss)		(15,968,885)
Net increase (decrease) in net assets resulting from operations		$ 1,145,172

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2002	Year ended October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,114,057	$ 19,452,393
Net realized gain (loss)	(8,479,878)	(593,368)
Change in net unrealized appreciation (depreciation)	(7,489,007)	(10,962,666)
Net increase (decrease) in net assets resulting from operations	1,145,172	7,896,359
Distributions to shareholders from net investment income	(16,398,303)	(19,469,482)
Share transactions - net increase (decrease)	(9,652,611)	430,904,132
Redemption fees	60,419	119,868
Total increase (decrease) in net assets	(24,845,323)	419,450,877

Net Assets
Beginning of period	526,057,019	106,606,142
End of period (including undistributed net investment income of $855,021 and distributions in excess of net investment income of $66,156, respectively)	$ 501,211,696	$ 526,057,019

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.700	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.352	.580	.136
Net realized and unrealized gain (loss)	(.264)	(.185)	(.047)
Total from investment operations	.088	.395	.089
Distributions from net investment income	(.339)	(.638)	(.150)
Redemption fees added to paid in capital E	.001	.003	.001
Net asset value, end of period	$ 9.450	$ 9.700	$ 9.940
Total Return B, C, D	.90%	4.08%	.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.12%	1.14%	1.75% A
Expenses net of voluntary waivers, if any	1.10%	.99%	.78% A
Expenses net of all reductions	1.09%	.98%	.78% A
Net investment income (loss)	3.64%	5.93%	7.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,880	$ 40,806	$ 9,409
Portfolio turnover rate	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.690	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.342	.573	.131
Net realized and unrealized gain (loss)	(.263)	(.195)	(.045)
Total from investment operations	.079	.378	.086
Distributions from net investment income	(.330)	(.631)	(.147)
Redemption fees added to paid in capital E	.001	.003	.001
Net asset value, end of period	$ 9.440	$ 9.690	$ 9.940
Total Return B, C, D	.80%	3.90%	.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.20%	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.19%	1.06%	.93% A
Expenses net of all reductions	1.19%	1.06%	.93% A
Net investment income (loss)	3.54%	5.86%	7.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,810	$ 75,671	$ 24,571
Portfolio turnover rate	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.690	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.298	.525	.134
Net realized and unrealized gain (loss)	(.263)	(.194)	(.056)
Total from investment operations	.035	.331	.078
Distributions from net investment income	(.286)	(.584)	(.139)
Redemption fees added to paid in capital E	.001	.003	.001
Net asset value, end of period	$ 9.440	$ 9.690	$ 9.940
Total Return B, C, D	.35%	3.42%	.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.65%	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.64%	1.54%	1.23% A
Expenses net of all reductions	1.64%	1.54%	1.23% A
Net investment income (loss)	3.09%	5.38%	6.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,297	$ 124,541	$ 24,044
Portfolio turnover rate	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.700	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income (loss) E	.290	.516	.125
Net realized and unrealized gain (loss)	(.263)	(.184)	(.051)
Total from investment operations	.027	.332	.074
Distributions from net investment income	(.278)	(.575)	(.135)
Redemption fees added to paid in capital E	.001	.003	.001
Net asset value, end of period	$ 9.450	$ 9.700	$ 9.940
Total Return B, C, D	.26%	3.42%	.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.73%	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.73%	1.64%	1.44% A
Expenses net of all reductions	1.73%	1.63%	1.44% A
Net investment income (loss)	3.00%	5.28%	6.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,462	$ 277,671	$ 47,708
Portfolio turnover rate	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Year ended October 31,	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.520
Income from Investment Operations
Net investment income (loss) D	.040
Net realized and unrealized gain (loss)	(.084)
Total from investment operations	(.044)
Distribution from net investment income	(.037)
Redemption fees added to paid in capital D	.001
Net asset value, end of period	$ 9.440
Total Return B, C	(.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.15% A
Expenses net of voluntary waivers, if any	.95% A
Expenses net of all reductions	.94% A
Net investment income (loss)	3.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,148
Portfolio turnover rate	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative on longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.690	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income (loss) D	.365	.590	.151
Net realized and unrealized gain (loss)	(.262)	(.193)	(.058)
Total from investment operations	.103	.397	.093
Distributions from net investment income	(.354)	(.650)	(.154)
Redemption fees added to paid in capital D	.001	.003	.001
Net asset value, end of period	$ 9.440	$ 9.690	$ 9.940
Total Return B, C	1.06%	4.11%	.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.94%	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.94%	.87%	.49% A
Expenses net of all reductions	.93%	.87%	.49% A
Net investment income (loss)	3.79%	6.05%	7.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,614	$ 7,368	$ 875
Portfolio turnover rate	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2002

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end was as follows:

Unrealized appreciation	$ 714,694	|
Unrealized depreciation	(19,360,727)
Net unrealized appreciation (depreciation)	(18,646,033)
Undistributed ordinary income	1,765,882
Capital loss carryforward	(9,068,830)
Total Distributable earnings	$ (25,948,981)
Cost for federal income tax purposes	$ 516,364,468

The tax character of distributions paid during the year was as follows:

Ordinary Income	$ 16,398,303	|

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 60,516	$ 11
Class T	0%	.25%	201,206	-
Class B	.55%	.15%	882,605	693,552
Class C	.55%	.25%	2,200,969	1,720,148
			$ 3,345,296	$ 2,413,711

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 73,534	$ 42,739
Class T	71,831	33,641
Class B*	593,387	593,387
Class C*	467,488	467,488
	$ 1,206,240	$ 1,137,255

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Fidelity Floating Rate High Income Fund. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 70,069.17
Class T	122,880.15
Class B	193,204.15
Class C	381,724.14
Fidelity Floating Rate High Income Fund	2,754	.32*
Institutional Class	23,996.15
	$ 794,627

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,030,673 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.10%	$ 7,145
Fidelity Floating Rate High Income Fund	.95%	1,715
		$ 8,860

Annual Report

7. Expense Reductions - continued

FMR Voluntarily agreed to reimburse a portion of Advisor Floating Rate High Income Fund's Class A, Class T, Class B, Class C and Institutional Class operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class A	$ 1,190
Class T	2,432
Class B	3,764
Class C	7,497
Institutional Class	566

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $25,150.

8. Other Information

At the end of the period, one unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended October 31,
	2002	2001
From net investment income
Class A	$ 1,416,365	$ 1,835,119
Class T	2,733,425	3,362,110
Class B	3,728,719	4,385,950
Class C	7,916,481	9,604,473
Fidelity Floating Rate High Income Fund	27,352	-
Institutional Class	575,961	281,830
Total	$ 16,398,303	$ 19,469,482

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended October 31,		Years ended October 31,
	2002 A	2001	2002 A	2001
Class A
Shares sold	2,012,769	5,712,613	$ 19,547,251	$ 56,451,901
Reinvestment of distributions	107,149	130,830	1,035,972	1,288,707
Shares redeemed	(2,421,410)	(2,584,255)	(23,408,607)	(25,386,651)
Net increase (decrease)	(301,492)	3,259,188	$ (2,825,384)	$ 32,353,957
Class T
Shares sold	5,346,120	8,802,626	$ 51,902,176	$ 86,966,420
Reinvestment of distributions	240,647	275,759	2,322,291	2,716,071
Shares redeemed	(5,466,050)	(3,744,724)	(52,625,024)	(36,842,093)
Net increase (decrease)	120,717	5,333,661	$ 1,599,443	$ 52,840,398
Class B
Shares sold	3,679,081	12,461,747	$ 35,646,710	$ 123,153,366
Reinvestment of distributions	260,831	295,527	2,518,954	2,908,521
Shares redeemed	(4,251,942)	(2,330,352)	(40,949,562)	(22,928,182)
Net increase (decrease)	(312,030)	10,426,922	$ (2,783,898)	$ 103,133,705
Class C
Shares sold	9,640,677	29,105,787	$ 93,673,867	$ 287,795,662
Reinvestment of distributions	561,009	694,447	5,424,831	6,840,269
Shares redeemed	(13,892,017)	(5,978,232)	(133,841,051)	(58,711,140)
Net increase (decrease)	(3,690,331)	23,822,002	$ (34,742,353)	$ 235,924,791
Floating Rate High Income Fund
Shares sold	1,925,827	-	$ 18,241,479	$ -
Reinvestment of distributions	2,686	-	25,355	-
Shares redeemed	(6,107)	-	(57,778)	-
Net increase (decrease)	1,922,406	-	$ 18,209,056	$ -
Institutional Class
Shares sold	2,635,414	1,032,825	$ 25,594,498	$ 10,191,439
Reinvestment of distributions	20,972	17,644	201,594	173,891
Shares redeemed	(1,549,687)	(378,453)	(14,905,567)	(3,714,049)
Net increase (decrease)	1,106,699	672,016	$ 10,890,525	$ 6,651,281

A Share transactions for Fidelity Floating Rate High Income Fund are for the period September 19, 2002 (commencement of sale of shares) to
October 31, 2002.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the portfolio of investments, as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 6, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 269 funds advised by FMR or an affiliate. Mr. McCoy oversees 271 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of the fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/
consulting), Chairman of the Deloitte & Touche Foundation, and a
member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Name, Age; Principal Occupation
Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Bart A. Grenier (43)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Bond Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Name, Age; Principal Occupation
Eric D. Roiter (53)

Year of Election or Appointment: 2000

Secretary of the fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

President and Treasurer of the fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (51)

Year of Election or Appointment: 2002

Chief Financial Officer of the fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 2000 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of the fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of the fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of .67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FHI-ANN-1202 158325
1.779592.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com